Portfolio of Investments October 31, 2025
Municipal Total Return
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.7%
1555526774 MUNICIPAL BONDS - 100.7% 1555526774
ALABAMA - 1.0%
$ 2,500,000 Alabama Community College System Board of Trustees,
Revenue Bonds, Coastal Alabama Community College Series
2025 - BAM Insured
5 .000% 10/01/50 $ 2,605,030
1,155,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 1,189,828
1,000,000 Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250 11/01/49 1,059,737
240,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/32 270,344
50,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/34 56,517
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/35 279,991
525,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/38 574,650
400,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/39 433,951
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/40 1,094,974
250,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 272,259
130,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 139,890
75,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 79,309
1,590,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 1,659,407
955,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 1,007,471
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,514,627
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,218,108
1,250,000 Walker County Board of Education, Alabama, Special School
Tax Warrants, Series 2025
5 .000 03/01/47 1,304,236
TOTAL ALABAMA 14,760,329
ALASKA - 0.3%
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,123,758
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,240,666
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,581,974
TOTAL ALASKA 4,946,398
ARIZONA - 2.0%
470,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 473,128
1,625,000 (b) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,669,451
1,050,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,064,656
1,605,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 1,634,026

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 7,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000% 07/01/47 $ 7,151,091
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 4,072,412
5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000 07/01/44 5,025,373
410,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 410,231
3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/47 3,472,275
2,855,000 (c),(d) Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025, (UB)
5 .000 01/01/51 3,029,598
1,575,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
5 .875 06/01/44 1,525,810
1,380,000 (b) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,380,304
TOTAL ARIZONA 30,908,355
ARKANSAS - 0.6%
1,400,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,277,656
1,800,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/36 1,873,058
2,015,000 Arkansas Tech University, Revenue Bonds, Refunding Student
Fee Series 2022A - BAM Insured
5 .000 12/01/42 2,076,251
1,555,000 Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025
5 .250 11/01/55 1,651,537
850,000 Hope, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025 - BAM Insured
4 .500 06/01/46 851,744
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,064,784
TOTAL ARKANSAS 8,795,030
CALIFORNIA - 2.9%
250,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/42 268,231
100,000 (b) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 100,206
1,500,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
5 .000 07/01/38 1,493,587
600,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
5 .500 06/15/39 636,992
315,000 (b) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
5 .900 06/15/44 332,073
3,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 3,005,179
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,106,612
325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/44 333,781
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement
Area A Hesperia Silverwood, Series 2024
5 .000 09/01/49 340,060

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000% 11/21/45 $ 4,000,231
2,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 2,010,233
1,305,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 1,228,483
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 943,443
1,815,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/35 2,176,173
3,900,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 3,922,303
280,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 279,579
750,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022A - AGM Insured
5 .125 08/15/47 770,629
1,250,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2023D - BAM Insured
5 .750 08/01/48 1,420,587
2,500,000 Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 4, Series 2016
4 .000 09/01/41 2,397,300
50,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 57,245
1,000,000 North Lake Tahoe Public Financing Authority, California, Lease
Revenue Bonds, Health & Human Services Center Series 2022
5 .500 12/01/47 1,081,164
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series
2024A
5 .000 09/01/44 1,227,180
1,000,000 Sacramento County, California, Airport System Revenue Bonds,
Senior Series 2025A, (AMT)
5 .000 07/01/38 1,099,738
1,900,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/41 2,102,851
1,780,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/42 1,950,083
1,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .250 07/01/43 1,628,040
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/38 3,373,378
TOTAL CALIFORNIA 44,285,361
COLORADO - 8.5%
4,000,000 Adams 12 Five Star Schools, Adams County, Colorado, General
Obligation Bonds, Series 2025
5 .250 12/15/44 4,364,952
1,170,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/46 1,308,035
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 894,893
500,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 505,273
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible
to Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,690,858
500,000 Bromley Park Metropolitan District No. 2, In the City of
Brighton, Adams and Weld Counties, Colorado, Senior General
Obligation Limited Tax Refunding Bonds, Series 2023 - BAM
Insured
5 .500 12/01/43 547,128
250,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/37 270,325

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 250,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000% 12/01/40 $ 267,326
425,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .250 12/01/45 450,721
500,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/50 518,063
575,000 Buckhorn Valley Metropolitan District 2, Gypsum, Eagle
County, Colorado, General Obligation Limited Tax Refunding
Series 2025
5 .000 12/01/55 587,182
1,250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .000 12/01/49 1,279,248
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 503,184
692,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 689,634
5,785,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 6,208,500
520,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5 .000 12/01/41 460,235
1,890,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,050,482
1,000,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/44 1,089,695
1,500,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/45 1,628,092
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,142
350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 350,229
845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/42 842,601
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2016A
5 .000 11/15/41 1,563,118
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 4,069,434
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,282,185
5,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,474,693
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/35 1,145,521
1,220,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .250 12/01/50 1,273,956
4,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
4 .000 05/15/52 3,713,125
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,297,008
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 495,908
2,905,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,844,974

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 725,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
4 .875% 12/01/34 $ 730,610
550,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .200 12/01/39 546,192
1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 2,002,326
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 927,756
700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500 11/15/40 777,320
1,100,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/25 1,101,161
3,000,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,029,470
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 304,906
500,000 (b) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 501,768
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 497,864
2,000,000 Gypsum, Colorado, Sewer Enterprise Revenue Bonds, Series
2024
5 .000 12/01/54 2,078,084
1,065,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,075,258
500,000 (b) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 474,680
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 698,006
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A - AGM Insured
5 .000 12/01/49 2,030,865
1,500,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .125 12/15/44 1,449,391
1,200,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .250 12/15/49 1,138,882
2,550,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,690,349
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 515,104
4,000,000 Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2025
5 .250 12/01/49 4,324,436
500,000 (b) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 504,819
1,300,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 1,364,834
750,000 (b) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 753,283
1,000,000 Park Creek Metropolitan District, Colorado, Revenue Bonds,
Senior Limited Property Tax, Refunding and Improvement
Series 2025
5 .000 12/01/40 1,079,786
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,349,839

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,035,000 (b) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000% 12/01/40 $ 1,035,301
4,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 4,037,302
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/38 1,518,540
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/43 722,355
1,450,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,450,140
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 622,293
1,282,000 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,224,875
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,373,980
835,000 (b) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 861,650
2,950,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6 .750 12/01/55 3,028,978
3,000,000 (b) Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Colorado, General Obligation Bonds, Series
2025A
5 .000 04/01/35 3,284,844
500,000 (b),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 351,067
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,406,651
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 9,139,517
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .250 12/01/45 1,044,875
1,000,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5 .000 12/01/55 1,015,625
600,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 610,398
900,000 Thompson Crossing Metropolitan District 4, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Refunding & Improvement
Series 2019
5 .000 12/01/39 904,607
5,250,000 Vale, Colorado, Certificates of Participation, Series 2025 5 .500 12/01/64 5,675,273
500,000 (e) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 365,209
1,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 948,685
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,260,609

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750% 12/01/52 $ 1,007,599
2,870,000 (b),(e) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
0 .000 12/01/54 1,865,816
1,000,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 992,122
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 716,300
TOTAL COLORADO 131,578,320
CONNECTICUT - 0.1%
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 849,497
TOTAL CONNECTICUT 849,497
DELAWARE - 0.3%
375,000 (b) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 379,621
2,500,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe
Medical Center Project, Series 2018 - BAM Insured
5 .000 06/01/48 2,505,399
715,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 714,219
1,030,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/30 1,047,393
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 761,845
TOTAL DELAWARE 5,408,477
DISTRICT OF COLUMBIA - 0.7%
4,400,000 (c) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/50 4,759,750
4,645,000 (c) District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Refunding Green Series
2025B, (UB)
5 .250 10/01/54 5,001,171
1,240,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP
DC Issue, Series 2019
4 .000 07/01/44 1,108,262
TOTAL DISTRICT OF COLUMBIA 10,869,183
FLORIDA - 13.0%
530,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
4 .250 05/01/32 536,613
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 1,014,748
1,495,000 Bay County School Board, Florida, Certificates of Participation,
Series 2022A
5 .500 07/01/42 1,624,242
2,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/52 2,016,728
4,100,000 Broward County School District, Florida, General Obligation
Bonds, School Series 2022
5 .000 07/01/47 4,332,188
1,000,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2022, (AMT)
5 .250 09/01/47 1,036,527
4,890,000 Canaveral Port Authority, Florida, Port Improvement Revenue
Refunding Bonds, Series 2018B
5 .000 06/01/48 4,953,285
1,000,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series
2023 - BAM Insured
5 .250 10/01/48 1,071,406
2,095,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 1,916,952
2,010,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 1,979,254

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,525,000 (b) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000% 06/01/44 $ 1,415,277
1,270,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,215,672
500,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 520,754
2,235,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,367,633
2,490,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,677,559
435,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 414,586
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 516,258
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 1,011,720
2,375,000 Escambia County Health Facilities Authority Health Care
Facilities Revenue Bonds, Florida, Series 2020A (Baptist Health
Care Corporation Obligated Group)
5 .000 08/15/32 2,523,438
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,122,473
925,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000 10/01/32 952,310
1,230,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Classical Academy
Series 2024A
5 .250 06/01/44 1,198,762
175,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150 07/01/27 176,580
385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 382,854
1,210,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/44 1,241,630
1,215,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Saint Andrews School of Boca Raton
Inc Project Series 2024A
5 .250 06/01/54 1,229,038
700,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 677,719
500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 489,965
1,000,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project,
Series 2022A
5 .000 02/01/40 1,076,346
5,340,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5 .000 10/01/40 5,342,201
455,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 464,746
4,000,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds,
Series 2022
5 .250 06/01/47 4,213,763
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 309,397
1,110,000 (b) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 930,192

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,875,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 -
AGM Insured
5 .500% 05/01/43 $ 2,034,482
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,789,398
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 10,948,473
1,100,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .700 05/01/45 1,139,526
1,000,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Calusa Project, Series 2025
5 .900 05/01/55 1,032,522
760,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 766,331
885,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/48 932,813
515,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 515,194
970,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 982,901
1,000,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .250 06/15/42 1,006,435
2,000,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Refunding Series 2024C
5 .000 11/15/44 2,017,945
1,065,000 Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Shell Point/Alliance
Obligated Group, Shell Point Project, Series 2024A
5 .250 11/15/54 1,070,654
1,000,000 (b) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .750 05/01/55 1,006,792
9,250,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/39 9,256,750
2,550,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/44 2,550,931
1,000,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4 .000 11/15/51 878,810
325,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 326,384
950,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5 .250 09/15/44 924,126
2,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 2,024,035
670,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2025
5 .000 05/01/35 732,373
1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/39 1,500,537
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,623,001
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .000 10/01/47 8,377,679
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 5,260,844
2,960,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/39 2,991,423
745,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/29 786,937

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000% 11/01/34 $ 669,048
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 798,015
4,690,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 4,743,396
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,130,286
1,600,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/39 1,746,873
1,685,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2025
5 .250 11/01/40 1,820,218
5,000,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/55 5,167,331
215,000 (b) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 217,299
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,101,112
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200 05/01/33 1,030,581
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/38 5,170,914
2,120,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2022
5 .250 10/01/52 2,245,615
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,675,595
2,250,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .000 10/01/47 2,416,078
6,500,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2025
5 .250 10/01/55 7,003,903
2,200,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .250 07/01/46 2,345,877
3,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500 07/01/49 3,230,865
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,447,931
1,425,000 Tampa Bay, Florida, Regional Water Supply Authority, Utility
System Revenue Bonds, Sustainability Series 2022
5 .250 10/01/47 1,518,051
11,195,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 10,327,822
4,090,000 Tampa, Florida, Water and Wastewater Systems Revenue
Bonds, Green Series 2022A
5 .250 10/01/57 4,354,873
2,820,000 (b) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,942,890
6,615,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250 05/01/54 6,641,059
2,750,000 (d) Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
4 .500 05/01/40 2,773,665
6,500,000 (d) Village Community Development District 16, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2025
5 .125 05/01/56 6,505,231
500,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Refunding
Series 2025
5 .000 06/01/34 547,520
500,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Refunding
Series 2025
5 .000 06/01/36 541,709
TOTAL FLORIDA 201,543,869

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 1.0%
$ 750,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000% 04/01/34 $ 766,333
2,000,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 2,056,727
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,080,221
7,260,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 6,594,339
2,310,000 (b) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second
Tier Series 2021B
5 .000 01/01/36 2,362,503
950,000 Henry County Hospital Authority, Georgia, Revenue
Certificates, Piedmont Henry Hospital Project, Series 2014A
5 .000 07/01/34 950,767
1,315,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/27 1,305,058
250,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 249,531
500,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/58 514,497
TOTAL GEORGIA 15,879,976
GUAM - 1.4%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/28 517,787
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/31 1,082,132
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/32 1,094,742
1,365,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/33 1,506,355
1,105,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/40 1,206,005
9,500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/50 9,819,472
1,535,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/37 1,568,376
4,050,000 Guam Power Authority, Revenue Bonds, Refunding Series
2022A
5 .000 10/01/42 4,197,433
TOTAL GUAM 20,992,302
HAWAII - 0.4%
750,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 767,458
4,750,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2025B
5 .250 07/01/48 5,192,938
TOTAL HAWAII 5,960,396
IDAHO - 0.3%
610,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 613,447
3,100,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 3,196,312
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 769,979
TOTAL IDAHO 4,579,738

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 4.0%
$ 525,428 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125% 03/15/33 $ 525,527
4,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2016B
5 .000 01/01/37 4,013,493
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/39 1,068,032
1,250,000 Chicago, Illinois, O'Hare International Airport Senior Special
Facilities Revenue Bonds, TRIPS Obligated Group, Series 2025
5 .500 07/01/37 1,412,873
1,125,000 DuPage County High School District 87, Glenbard Township,
Illinois, General Obligation Bonds, Series 2025
5 .250 01/01/46 1,200,649
4,650,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/40 5,142,183
3,060,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
5 .500 10/01/45 3,013,543
3,500,000 Galesburg, Knox County, Illinois, Revenue Bonds, Knox College
Project, Series 2025A
6 .000 10/01/45 3,590,231
935,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 943,238
1,275,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,322,534
1,000,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,062,959
830,000 Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing Foundation
- Chicago LLC University of Illinois at Chicago Project, Series
2017A
5 .000 02/15/26 832,050
400,000 Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing Foundation
- Chicago LLC University of Illinois at Chicago Project, Series
2017A
5 .000 02/15/29 406,968
1,240,000 Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing Foundation
- Chicago LLC University of Illinois at Chicago Project, Series
2017A
5 .000 02/15/50 1,185,998
2,815,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 2,911,979
2,255,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 2,254,737
1,130,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250 10/01/52 1,212,269
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,578,791
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C 4 .000 10/01/40 4,827,866
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,198,146
2,730,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/41 2,742,033
2,935,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/42 2,904,456
3,210,000 Lemont Fire Protection District, Cook, DuPage and Will
Counties, Illinois, General Obligation Bonds, Series 2025 - BAM
Insured
4 .000 12/30/43 3,138,080
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 10,021,202
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,071,430
2,000,000 Will County School District 114, Manhattan, Illinois, General
Obligation Bonds, Series 2022 - BAM Insured
5 .500 01/01/43 2,203,793
TOTAL ILLINOIS 61,785,060

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 4.3%
$ 1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500% 07/15/41 $ 1,110,982
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .500 01/15/43 1,777,529
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,828,008
750,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding,
Series 2024C - BAM Insured
5 .250 05/01/51 780,872
1,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 895,822
4,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, DePauw University Project, Series 2022A
5 .000 07/01/40 4,114,741
520,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 439,088
5,260,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Hendricks Regional Health, Series 2024
5 .250 03/01/54 5,497,065
500,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/30 522,042
1,020,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/31 1,060,379
435,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/32 451,241
1,110,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/33 1,148,352
760,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/34 783,164
2,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/35 2,051,656
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 1,726,595
1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/32 1,769,590
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,975,400
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,618,267
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 4,049,465
785,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 786,427
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 532,322
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 528,447
1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/48 1,074,723
2,235,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Circle City Forward Phase II Project Revenue Bonds, Series
2023B
5 .250 02/01/48 2,374,644
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/42 1,078,468
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project
Series 2023D
6 .000 02/01/48 6,554,886
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,137,924
630,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/37 721,445
500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/39 562,856

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,960,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500% 07/15/36 $ 3,378,491
3,500,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/38 3,938,467
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,422,589
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,246,726
1,565,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 1,613,883
1,325,000 Tippecanoe County NSE08 School Building Corporation,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series
2023B
6 .000 01/15/43 1,508,745
TOTAL INDIANA 67,061,301
IOWA - 0.3%
1,200,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250 12/01/50 1,212,961
2,030,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2025A
4 .550 07/01/45 2,064,150
2,000,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 2,041,949
TOTAL IOWA 5,319,060
KANSAS - 0.1%
2,350,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, KU Health System, Refunding & Improvement
Series 2015
5 .000 09/01/33 2,352,028
TOTAL KANSAS 2,352,028
KENTUCKY - 0.2%
1,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 127, Series 2022A
5 .250 06/01/39 1,385,882
1,690,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5 .250 04/01/50 1,786,177
TOTAL KENTUCKY 3,172,059
LOUISIANA - 2.8%
3,000,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/50 3,199,231
2,500,000 Ernest N. Morial-New Orleans Exhibition Hall Authority,
Louisiana, Special Tax Bonds, Series 2025
5 .500 07/15/54 2,659,887
2,690,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/50 2,988,954
3,515,000 Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2025
5 .750 04/01/55 3,891,166
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,404,377
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 534,609
200,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 193,741
1,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
South Quad L3C - Louisiana State University South Quad Phase
IV Project, Series 2025
5 .250 07/01/55 1,051,655
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .000 10/01/43 2,008,896
3,250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 3,468,099

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 12,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750% 09/01/64 $ 12,970,491
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 435,029
1,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/54 1,065,600
4,900,000 Saint John the Baptist Parish School District 1, Louisiana,
General Obligation Bonds, Series 2023
5 .250 03/01/37 5,346,595
TOTAL LOUISIANA 43,218,330
MAINE - 0.1%
500,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2022C - AGM Insured
5 .500 07/01/38 561,501
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 753,063
TOTAL MAINE 1,314,564
MARYLAND - 0.2%
2,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University, Harper-
Tubman Project, Series 2025A
5 .750 07/01/64 2,210,268
1,385,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 1,466,732
TOTAL MARYLAND 3,677,000
MASSACHUSETTS - 1.0%
6,000,000 Massachusetts Development Finance Agency 5 .250 08/15/42 6,418,934
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 500,216
7,980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/50 8,010,304
TOTAL MASSACHUSETTS 14,929,454
MICHIGAN - 2.7%
1,090,000 Belding School District, Ionia, Kent and Montcalm Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2022
5 .250 05/01/48 1,151,337
2,000,000 Ferndale Public School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2025
5 .250 05/01/50 2,143,451
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,285,026
1,750,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .250 06/01/50 1,834,910
1,700,000 Four Lakes Special Assessment District, Gladwin and Midland
Counties, Michigan, Special Assessment Bond, General
Obligation Limited Tax series 2025
5 .000 06/01/55 1,752,099
1,200,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2021, (AMT)
5 .000 01/01/41 1,264,112
3,905,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation
Series 2024, (AMT)
5 .000 01/01/42 4,134,081
1,830,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,994,750
5,000 (f) Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016, (ETM)
5 .000 05/15/26 5,055
825,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015B
5 .000 05/15/34 825,920
3,975,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/35 4,538,509

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,100,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000% 07/01/44 $ 1,167,630
370,000 (b) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 294,801
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 775,933
11,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 11,016,157
700,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/43 770,075
655,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/44 714,744
850,000 Northern Michigan University, General Revenue Bonds, Series
2025A
5 .250 06/01/45 922,505
715,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2025A
5 .500 12/01/50 782,649
TOTAL MICHIGAN 41,373,744
MINNESOTA - 2.1%
4,675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 4,373,189
11,415,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 11,484,388
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,197,049
980,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 1,043,952
1,000,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds,
PACT Charter School Project,  Series 2022A
5 .000 06/01/32 1,002,111
8,965,000 (c) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025A, (UB)
4 .375 11/15/53 8,925,860
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 776,380
TOTAL MINNESOTA 31,802,929
MISSISSIPPI - 1.1%
3,180,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center,
Colony Park Teaching Campus, Series 2023A
5 .000 06/01/42 3,372,053
100,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .250 06/01/44 105,996
1,145,000 Mississippi Development Bank, Special Obligation Bonds,
Lamar County School District Series 2025
5 .000 06/01/50 1,185,414
4,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 4,008,351
8,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 8,501,365
TOTAL MISSISSIPPI 17,173,179
MISSOURI - 2.0%
3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/42 3,354,206
1,900,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2025
5 .500 03/01/45 2,062,038
2,500,000 (b) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,409,129
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,315,629

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000% 02/01/46 $ 488,543
1,850,000 (d) Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/46 1,940,324
2,200,000 Ozark Reorganized School District 6, Christian County,
Missouri, General Obligation Bonds, School Building Series
2022 - AGM Insured
6 .000 03/01/42 2,476,624
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 10,612,346
252,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 88,200
510,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 510,713
2,205,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875 06/15/36 2,260,195
600,000 Wright City School District R-II, Warren County, Missouri,
General Obligation Bonds, School Building Series 2022 - AGM
Insured
6 .000 03/01/42 681,217
TOTAL MISSOURI 31,199,164
MONTANA - 0.2%
1,025,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/50 1,091,519
1,625,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5 .500 02/15/55 1,724,100
TOTAL MONTANA 2,815,619
NEBRASKA - 1.0%
2,000,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/37 1,932,703
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,654,630
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,057,805
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,605,371
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 3,035,864
3,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 3,142,072
1,350,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/54 1,408,386
TOTAL NEBRASKA 14,836,831
NEVADA - 1.5%
3,000,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/42 3,016,897
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 12,979,362
760,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .000 03/01/38 783,607
600,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 609,283
325,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .250 06/01/45 324,567
1,000,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/39 1,038,349
935,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/44 940,493

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000% 07/01/49 $ 2,665,427
1,200,000 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue
Bonds, Series 2020
5 .000 07/01/51 1,197,366
TOTAL NEVADA 23,555,351
NEW HAMPSHIRE - 1.4%
15,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .500 06/01/50 15,848,761
475,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 295,020
670,000 (f) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017, (Pre-
refunded 7/01/27)
5 .000 07/01/44 693,796
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,111,989
TOTAL NEW HAMPSHIRE 20,949,566
NEW JERSEY - 2.6%
100,000 Jersey City Municipal Utilities Authority, Hudson County, New
Jersey, Sewer Revenue Bonds, Series 2025E - BAM Insured
5 .750 10/15/48 113,088
2,715,000 Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 2,843,135
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,876,769
1,500,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 1,502,144
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,555,424
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,236,772
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,003,221
1,700,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/36 1,939,024
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024A
5 .250 06/15/39 8,002,361
3,735,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/50 4,043,296
4,325,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/42 4,382,264
3,000,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/48 3,008,647
TOTAL NEW JERSEY 39,506,145
NEW MEXICO - 0.1%
1,970,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 2,063,867
TOTAL NEW MEXICO 2,063,867
NEW YORK - 7.7%
1,095,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/43 1,197,616
935,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/44 1,013,489
400,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .000 07/01/27 399,982
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
4 .000 06/15/32 380,584

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,250,000 (b) Build NYC Resource Corporation Revenue Bonds, New York,
East Harlem Scholars Academy Charter School Project Series
2022
5 .750% 06/01/42 $ 1,272,771
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/44 1,063,649
1,000,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/45 1,059,308
1,020,000 Build NYC Resource Corporation, New York, Airport Facilities
Revenue Bonds. TrIPs Obligated Group, Senior Series 2025,
(AMT)
5 .500 07/01/50 1,066,504
785,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Series 2022A
5 .000 07/01/37 836,246
725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/32 720,749
525,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/34 515,152
925,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
4 .000 07/01/38 793,472
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/41 750,885
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/32 9,002,741
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/36 803,619
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/37 450,353
750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/38 743,551
6,610,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
5 .250 03/15/49 7,046,257
1,575,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 1,841,880
1,975,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester General Hospital Project,
Series 2017
5 .000 12/01/46 1,976,533
2,011,368 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250 06/01/26 1,634,785
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 5,416,419
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,269,179
7,090,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 7,089,907
500,000 (f) New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 525,742
5,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 4,986,051
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,845,454
2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500 06/30/54 2,708,287
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/50 10,730,666

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,980,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .500% 06/30/44 $ 2,074,501
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/34 5,402,721
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,696,184
13,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 13,714,965
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 4,082,175
750,000 Schenectady County Capital Resource Corporation, New York,
Revenue Bonds, Union College Project, Series 2022
5 .250 07/01/52 782,529
11,505,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
5 .500 05/15/63 12,307,741
3,285,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .250 05/15/52 3,471,181
1,360,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 1,484,328
1,250,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,263,948
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 965,317
TOTAL NEW YORK 119,387,421
NORTH CAROLINA - 1.3%
4,310,000 (d) Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2025B
5 .000 07/01/38 5,011,239
1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250 07/01/39 1,400,316
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 458,953
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,153,662
620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/43 651,169
1,130,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/43 1,236,348
995,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .500 02/01/44 1,081,035
1,300,000 Nash Health Care Systems, North Carolina, Health Care
Facilities Revenue Bonds, Series 2025
5 .000 02/01/45 1,349,895
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,067,664
25,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 25,376
6,390,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 6,556,892
TOTAL NORTH CAROLINA 19,992,549

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 0.4%
$ 5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024C
4 .650% 07/01/44 $ 5,111,466
1,485,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 1,495,764
TOTAL NORTH DAKOTA 6,607,230
OHIO - 3.2%
1,315,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 1,381,474
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/42 2,137,093
3,700,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,659,878
1,000,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/44 1,009,355
1,415,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/49 1,394,611
1,910,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/52 1,853,417
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,078,952
7,380,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5 .000 09/15/50 7,285,456
4,000,000 (c),(d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/48 4,284,859
1,165,000 (c),(d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/50 1,239,143
1,055,000 (c),(d) JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A, (UB)
5 .000 01/01/53 1,115,827
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 411,018
285,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 286,429
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 1,943,156
5,000,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities
Series 2023 - BAM Insured
5 .500 12/01/48 5,402,418
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,128,797
1,100,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/50 1,104,865
2,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2025 Project, Series 2025
5 .500 10/01/57 2,251,337
250,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 250,433
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 1,858,646

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500% 12/01/43 $ 1,795,610
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,406,316
635,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/44 669,396
TOTAL OHIO 48,948,486
OKLAHOMA - 0.4%
2,145,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/33 2,341,743
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,081,420
750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 790,947
1,100,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,269,587
TOTAL OKLAHOMA 6,483,697
OREGON - 1.1%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,722,802
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,714,596
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,427,340
1,355,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/44 1,457,426
915,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/45 980,068
2,500,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5 .000 08/15/45 2,564,336
525,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/43 569,391
1,600,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 1,533,914
1,300,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,224,051
540,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017G,
(AMT)
3 .450 01/01/33 536,022
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Refunding & New Money Series 2025A
5 .250 05/01/44 2,223,789
500,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 499,989
TOTAL OREGON 16,453,724
PENNSYLVANIA - 3.4%
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 102,998
3,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5 .250 05/01/42 3,060,551
3,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 3,011,824
4,600,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding
Forward Delivery Series 2022
5 .000 05/01/42 4,748,266
11,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,848

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 147,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000% 06/30/39 $ 133,288
73,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 50,386
23,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 22,913
2,100,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Grand View Hospital, Series 2021
5 .000 07/01/40 2,157,558
1,000,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/44 1,052,235
1,000,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/47 1,056,662
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,606,272
4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/35 4,932,863
1,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
4 .125 12/31/38 971,399
10,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 06/30/42 10,025,381
3,275,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .250 11/01/48 3,486,905
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,065,880
2,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/47 2,667,308
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,272,210
5,625,000 Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Series 2025
5 .000 08/15/47 5,880,098
TOTAL PENNSYLVANIA 52,316,845
RHODE ISLAND - 0.3%
4,000,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Series 2025A
5 .250 10/01/50 4,350,693
TOTAL RHODE ISLAND 4,350,693
SOUTH CAROLINA - 1.7%
1,150,000 Aiken, South Carolina, Water & Sewer System Revenue Bonds,
Series 2024A - BAM Insured
4 .000 08/01/49 1,083,035
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 3,120,441
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,420,413
4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/46 4,317,446
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,483,638
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 267,716
7,380,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019A
5 .000 07/01/44 7,537,083
870,000 South Island Public Service District, South Carolina, Waterworks
and Sewer System Revenue Bonds, Improvement Series 2022
5 .250 04/01/42 944,521
TOTAL SOUTH CAROLINA 26,174,293

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA - 0.2%
$ 1,555,000 Baltic School District No. 49-1, South Dakota, General
Obligation Bonds, Series 2022 - AGM Insured
5 .500% 12/01/51 $ 1,648,481
1,960,000 Brandon, Minnehaha County, South Dakota, Water Surcharge
Revenue Bonds, Series 2022 - BAM Insured
5 .500 08/01/47 2,120,700
TOTAL SOUTH DAKOTA 3,769,181
TENNESSEE - 0.4%
2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000 08/01/49 2,065,772
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .000 07/01/44 688,359
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,452,413
2,160,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/47 2,276,311
TOTAL TENNESSEE 6,482,855
TEXAS - 7.0%
685,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 672,091
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 634,661
4,300,000 Austin Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2024
5 .250 08/01/49 4,630,226
560,000 (b) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 3, Series 2024
5 .000 11/01/44 549,692
550,000 (b) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 561,490
1,500,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .250 11/01/39 1,672,842
276,000 (f) Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000 09/01/44 294,954
750,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 747,808
2,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/50 2,674,620
3,500,000 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien
Series 2025
5 .250 03/01/55 3,730,505
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/42 1,110,452
750,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Multipurpose
Arena Venue Project, Refunding Series 2025
5 .500 03/01/43 825,356
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 699,726
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 642,808
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,541,438
1,230,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .500 09/01/32 1,240,464
5,000,000 Harris County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2025
5 .250 02/15/50 5,347,856
2,340,000 Highland Park Independent School District, Potter County,
Texas, General Obligation Bonds, School Building Series 2023
5 .250 02/15/42 2,535,206

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250% 07/01/41 $ 5,387,558
2,475,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 2,752,485
8,000,000 (c) Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Refunding Series 2024A, (UB)
5 .250 11/15/49 8,533,689
640,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvement Series 2020
5 .000 02/15/34 648,502
6,000,000 Kerrville Public Utility Board Public Facility Corporation, Texas,
Power Supply Revenue Bonds, Series 2025A - BAM Insured
5 .250 04/15/46 6,414,003
250,000 (b) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6 .000 09/15/54 258,354
1,500,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021, (AMT)
5 .000 11/01/29 1,605,944
1,500,000 Memorial City Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2025
5 .000 09/01/45 1,538,885
1,400,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,405,015
150,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 156,141
750,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 738,576
1,500,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/45 1,604,848
915,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .250 01/01/46 975,104
1,595,000 (c) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250 02/15/55 1,705,908
700,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1 .875 01/01/26 697,154
1,040,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 1,040,185
2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500 11/15/47 2,327,984
3,850,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 3,927,323
6,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/47 6,028,186
5,000,000 (c) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A, (UB)
5 .000 11/15/49 5,242,301
2,250,000 Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023
5 .250 08/15/40 2,462,793
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,156,953
5,110,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 5,578,548
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,860,413
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,520,075

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 Texas State Technical College System, Financing System
Revenue Bonds, Improvement Series 2022A - AGM Insured
6 .000% 08/01/54 $ 2,191,984
400,000 (b) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250 09/15/42 406,025
2,125,000 Upper Trinity Regional Water District, Texas, Regional Treated
Water Supply System Revenue Bonds, Refunding Series 2025 -
BAM Insured
5 .500 08/01/50 2,286,456
1,240,000 Viridian Municipal Management District, Texas, Revenue
Bonds, Road Improvement Series 2023 - AGM Insured
5 .000 12/01/38 1,282,068
TOTAL TEXAS 108,845,655
UTAH - 3.5%
265,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 267,922
2,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/50 2,175,742
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/55 1,078,574
1,400,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/44 1,527,697
250,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .250 06/01/45 271,119
1,000,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project, Second
Lien Series 2025B
5 .500 06/01/50 1,087,055
650,000 (b) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, SEG Redevelopment Project,
Subordinate Lien Series 2025C
5 .000 07/15/35 655,165
336,779 (b) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 341,171
2,570,000 (b) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 2,642,531
2,450,000 Herber Light and Power Company, Utah, Electric Revenue
Bonds, Series 2023 - BAM Insured
5 .000 12/15/47 2,540,445
1,275,000 (b) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,335,699
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .250 06/15/47 4,725,342
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds,
Series 2022
5 .500 06/15/49 4,319,055
450,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/49 475,589
1,750,000 Lehi, Utah, Franchise and Sales Tax Revenue Bonds, Broadband
Project, Series 2025 - BAM Insured
5 .250 02/01/55 1,843,881
1,955,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,651,969
4,800,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 4,924,623
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,416,642
1,450,000 Peaks Public Infrastructure District, Morgan County, Utah,
Special Assessment Revenue Bonds, Series 2024
5 .250 12/01/53 1,393,867
1,000,000 (b) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,035,356

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250% 07/01/43 $ 1,812,613
1,925,000 (b) Sawmill Infrastructure Financing District, Utah, Special
Assessment Bonds, Sawmill Assessment Area, Series 2025
6 .000 12/01/54 1,974,022
850,000 (b) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 853,167
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,331,109
1,000,000 (b) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 994,720
2,220,000 (b) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,330,592
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,416,473
TOTAL UTAH 54,422,140
VIRGINIA - 3.1%
13,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 13,227,092
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 448,053
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 378,998
2,670,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024 5 .000 11/01/41 2,967,686
2,200,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
6 .500 09/01/43 2,419,288
310,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 314,369
1,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding
Series 2025A-1
5 .000 06/15/43 1,056,416
1,320,000 (a) Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 1,320,358
13,440,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 13,295,525
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 525,486
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 314,525
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 5,021,659
1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/32 1,332,947
4,000,000 Virginia Small Business Financing Authority, Virginia,
Residential Care Facility Revenue Bonds, Lifespire, Refunding
Series 2024A
5 .500 12/01/54 4,096,063
650,000 Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured
5 .250 07/01/53 690,264
TOTAL VIRGINIA 47,408,729

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 2.5%
$ 1,000,000 Camas, Washington, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .250% 12/01/55 $ 1,066,505
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,588,052
5,000,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,162,990
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 2,054,366
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,951,739
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,297,204
1,000,000 Port Vancouver, Washington, General Obligation Bonds,
Limited Tax Series 2025, (AMT)
5 .125 12/01/55 1,030,769
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 743,940
550,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/43 571,144
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,856,050
5,000,000 (c) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A, (UB)
5 .250 09/01/50 5,215,948
5,030,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/42 5,031,618
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/32 2,056,295
700,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
4 .000 08/15/42 663,423
1,250,000 Whatcom County Public Utility District 1, Washington, General
Obligation Bonds, Limited Tax Series 2025A - BAM Insured,
(AMT)
5 .500 12/01/43 1,340,637
TOTAL WASHINGTON 38,630,680
WEST VIRGINIA - 1.0%
790,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 805,062
1,000,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 1,016,771
3,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 3,058,050
3,780,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 3,801,941
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/44 2,121,532
1,755,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .250 06/01/45 1,854,021
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025A
5 .500 06/01/50 2,144,345
TOTAL WEST VIRGINIA 14,801,722

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 3.3%
$ 1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000% 07/01/47 $ 1,685,696
3,500,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Refunding
Series 2016A
5 .000 06/01/40 3,514,749
10,000,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2025A
5 .500 06/01/55 10,562,327
6,475,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 6,462,189
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,104,695
1,100,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 1,054,385
8,315,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 8,457,062
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,167,428
1,875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 2,009,498
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 2,046,880
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,505,131
2,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/34 2,420,713
3,600,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 3,504,732
1,415,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024A
5 .250 08/15/39 1,492,907
TOTAL WISCONSIN 50,988,392
TOTAL MUNICIPAL BONDS
(Cost $1,528,564,234) 1,555,526,774
TOTAL LONG-TERM INVESTMENTS
(Cost $1,528,564,234) 1,555,526,774
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
2555000 MUNICIPAL BONDS - 0.2% 2555000
COLORADO - 0.1%
1,230,000 (a),(h) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
3 .370 11/01/36 1,230,000
TOTAL COLORADO 1,230,000
NEW YORK - 0.1%
1,325,000 (a),(h) Battery Park City Authority, New York, Revenue Bonds,
Adjustable Rate Junior Series 2019D-2
4 .000 11/01/38 1,325,000
TOTAL NEW YORK 1,325,000
TOTAL MUNICIPAL BONDS
(Cost $2,555,000) 2,555,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,555,000) 2,555,000
TOTAL INVESTMENTS - 100.9%
(Cost $1,531,119,234) 1,558,081,774
FLOATING RATE OBLIGATIONS - (2.4)% (37,080,000)
OTHER ASSETS & LIABILITIES, NET -  1.5% 22,928,821
NET ASSETS - 100% $ 1,543,930,595

Portfolio of Investments October 31, 2025
(continued)
Municipal Total Return

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $153,381,903 or 9.8% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,555,526,774 $ – $ 1,555,526,774
Short-Term Investments:
Municipal Bonds – 2,555,000 – 2,555,000
Total $ – $ 1,558,081,774 $ – $ 1,558,081,774

Portfolio of Investments October 31, 2025
Core Impact Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
ASSET-BACKED SECURITIES - 4.3% –
$ 62,739 (a) GoodLeap Sustainable Home Solutions Trust 2021-3, Series
2021 3CS
2 .100% 05/20/48 $ 51,882
112,979 (a) GoodLeap Sustainable Home Solutions Trust 2021-4, Series
2021 4GS
2 .360 07/20/48 82,866
117,341 (a) Loanpal Solar Loan 2021-2 Ltd, Series 2021 2GS 2 .220 03/20/48 94,626
92,911 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 1 .440 08/20/46 78,312
113,988 (a) Mosaic Solar Loan Trust 2021-3, Series 2021 3A 1 .920 06/20/52 87,808
250,000 (a) Tesla Auto Lease Trust 2024-B, Series 2024 B 4 .820 10/20/27 250,961
21,939 (a) Vivint Solar Financing V LLC, Series 2018 1A 7 .370 04/30/48 21,306
193,005 (a) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 178,729
TOTAL ASSET-BACKED SECURITIES
(Cost $962,910) 846,490
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8266465 CORPORATE BONDS - 42.5% (b) 8266465
BANKS - 8.0%
200,000 (c),(d) African Development Bank 5 .750 N/A 201,638
150,000 Asian Infrastructure Investment Bank/The 4 .500 01/16/30 154,378
140,000 Asian Infrastructure Investment Bank/The 4 .500 05/21/35 144,115
250,000 Credit Agricole Corporate & Investment Bank SA 4 .570 08/25/30 249,519
175,000 (a) International Development Association 4 .500 02/12/35 179,232
225,000 (a) International Development Association 4 .000 06/11/30 226,969
400,000 M&T Bank Corp 4 .833 01/16/29 404,905
TOTAL BANKS 1,560,756
CAPITAL GOODS - 1.0%
200,000 Conservation Fund A Nonprofit Corp/The 3 .474 12/15/29 191,586
TOTAL CAPITAL GOODS 191,586
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
200,000 (a) Amazon Conservation DAC 6 .034 01/16/42 206,360
250,000 Rockefeller Foundation/The 2 .492 10/01/50 154,431
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 360,791
CONSUMER SERVICES - 2.2%
250,000 Bush Foundation 2 .754 10/01/50 159,217
100,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 88,035
200,000 Starbucks Corp 4 .450 08/15/49 168,650
TOTAL CONSUMER SERVICES 415,902
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
225,000 (a) Alimentation Couche-Tard Inc 3 .625 05/13/51 164,068
250,000 Sysco Corp 2 .400 02/15/30 231,771
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 395,839
ENERGY - 1.3%
250,000 Arab Energy Fund /The, Reg S 5 .428 05/02/29 259,646
TOTAL ENERGY 259,646
FINANCIAL SERVICES - 6.2%
100,000 European Investment Bank 3 .750 02/14/33 98,662
250,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 252,557
125,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3 .750 09/15/30 115,268
100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 102,409
45,000 Low Income Investment Fund 3 .386 07/01/26 44,306
50,000 NHP Foundation/The 6 .000 12/01/33 53,953
263,000 (a) Starwood Property Trust Inc 6 .500 10/15/30 273,632
250,000 (a) WLB Asset VI Pte Ltd 7 .250 12/21/27 261,118
TOTAL FINANCIAL SERVICES 1,201,905
FOOD, BEVERAGE & TOBACCO - 0.9%
250,000 PepsiCo Inc 2 .875 10/15/49 168,481
TOTAL FOOD, BEVERAGE & TOBACCO 168,481

Portfolio of Investments October 31, 2025
(continued)
Core Impact Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
$ 250,000 Seattle Children's Hospital 2 .719% 10/01/50 $ 159,025
TOTAL HEALTH CARE EQUIPMENT & SERVICES 159,025
MATERIALS - 1.8%
350,000 Air Products and Chemicals Inc 4 .800 03/03/33 356,092
TOTAL MATERIALS 356,092
MEDIA & ENTERTAINMENT - 2.6%
500,000 Comcast Corp 4 .650 02/15/33 500,357
TOTAL MEDIA & ENTERTAINMENT 500,357
TELECOMMUNICATION SERVICES - 0.9%
250,000 Verizon Communications Inc 2 .850 09/03/41 180,743
TOTAL TELECOMMUNICATION SERVICES 180,743
UTILITIES - 12.9%
250,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 257,500
200,000 Duke Energy Progress LLC 4 .000 04/01/52 159,118
250,000 MidAmerican Energy Co 3 .150 04/15/50 173,276
250,000 Pacific Gas and Electric Co 6 .700 04/01/53 267,896
250,000 PG&E Recovery Funding LLC 5 .231 06/01/42 257,165
100,000 Public Service Co of Oklahoma 2 .200 08/15/31 88,340
100,000 Public Service Electric and Gas Co 5 .125 03/15/53 95,971
150,000 (a) RWE Finance US LLC 5 .875 04/16/34 157,117
171,413 (a) Solar Star Funding LLC 5 .375 06/30/35 176,752
200,000 Southern California Edison Co 3 .650 06/01/51 139,623
200,000 Southwestern Electric Power Co 3 .250 11/01/51 134,577
150,000 Southwestern Public Service Co 3 .150 05/01/50 100,488
183,220 (a) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 156,944
109,426 (a) Topaz Solar Farms LLC 5 .750 09/30/39 109,426
155,644 (a) UEP Penonome II SA2020 1 6 .500 10/01/38 140,158
100,000 (a),(c),(d) Vistra Corp 7 .000 N/A 100,991
TOTAL UTILITIES 2,515,342
TOTAL CORPORATE BONDS
(Cost $8,765,959) 8,266,465
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 23.8% –
882 (e) Banc of America Mortgage 2004-K Trust, Series 2004 K 5 .426 12/25/34 874
125,000 (a),(e) BFLD Trust 2020-EYP, Series 2020 EYP, (TSFR1M + 2.214%) 6 .247 10/15/35 5,250
200,000 (a),(e) Century Plaza Towers 2019-CPT, Series 2019 CPT 2 .997 11/13/39 166,195
4,078 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 4,132
816 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 799
18,624 Fannie Mae Pool, FN MA4785 5 .000 10/01/52 18,649
19,778 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 19,366
41,360 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 39,463
5,161 Fannie Mae Pool, FN MA4709 5 .000 07/01/52 5,160
7,858 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 7,009
1,503 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,348
752 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 752
3,397 Fannie Mae Pool, FN CA6414 3 .000 07/01/50 3,077
1,895 Fannie Mae Pool, FN BU8837 5 .000 05/01/52 1,896
2,078 Fannie Mae Pool, FN BT0267 3 .000 09/01/51 1,878
8,336 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 7,169
5,623 Freddie Mac Gold Pool, FG G08760 3 .000 04/01/47 5,131
250,000 Freddie Mac Multiclass Certificates Series 2020-P003, Series
2020 P003
1 .956 09/25/46 197,650
124,347 Freddie Mac Multifamily Structured Pass Through Certificates,
Series 2020 Q014
1 .555 01/25/36 104,438
4,095 Freddie Mac Pool, FR SD8220 3 .000 06/01/52 3,632
299,549 Ginnie Mae II Pool, G2 MA8347 4 .500 10/20/52 294,460
92,641 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 92,900
52,844 Ginnie Mae II Pool, G2 MA8487 3 .500 12/20/52 48,468
49,949 Ginnie Mae II Pool, G2 MA8488 4 .000 12/20/52 47,625
354,068 Ginnie Mae II Pool, G2 MA8489 4 .500 12/20/52 347,889

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 4,057 Ginnie Mae II Pool, G2 MA8646 4 .500% 02/20/53 $ 3,983
43,377 Ginnie Mae II Pool, G2 MA9488 5 .500 02/20/54 43,888
3,487 Ginnie Mae II Pool, G2 MA8648 5 .500 02/20/53 3,539
23,368 Ginnie Mae II Pool, G2 MA9101 3 .000 08/20/53 21,136
417,665 Ginnie Mae II Pool, G2 MA9906 5 .500 09/20/54 421,723
59,066 Ginnie Mae II Pool, G2 MA9907 6 .000 09/20/54 60,225
22,468 Ginnie Mae II Pool, G2 MA8269 5 .000 09/20/52 22,532
573,639 Ginnie Mae II Pool, G2 MA8647 5 .000 02/20/53 574,775
388,719 Ginnie Mae II Pool, G2 MA8267, Series 2022 A 4 .000 09/20/52 370,678
3,138 Ginnie Mae II Pool, G2 BX3679 3 .000 08/20/50 2,829
44,919 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 41,509
15,109 Ginnie Mae II Pool, G2 BY0325 2 .500 10/20/50 12,990
386 Ginnie Mae II Pool, G2 BY0330 3 .000 10/20/50 347
883 Ginnie Mae II Pool, G2 BY0331 3 .000 10/20/50 793
2,309 Ginnie Mae II Pool, G2 BY0338 3 .500 08/20/50 2,143
45,839 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 45,082
1,542 Ginnie Mae II Pool, G2 BY0340 3 .500 08/20/50 1,426
2,018 Ginnie Mae II Pool, G2 BY0339 3 .500 08/20/50 1,879
4,536 Ginnie Mae II Pool, G2 BX3680 3 .000 08/20/50 4,085
2,233 Ginnie Mae II Pool, G2 BX3681 3 .000 08/20/50 2,010
100,265 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 90,153
432,149 Ginnie Mae II Pool, G2 MA7989 3 .500 04/20/52 397,866
53,060 Ginnie Mae II Pool, G2 MA8043 3 .000 05/20/52 47,698
235,000 (a) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .228 07/10/39 224,575
212,214 (a),(e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 1.579%)
5 .915 07/15/36 204,886
150,000 (a),(e) NYC Commercial Mortgage Trust 2025-300P, Series 2025 300P 4 .879 07/13/42 150,825
250,000 (a),(e) PENN Commercial Mortgage Trust 2025-P11, Series 2025 P11 5 .344 08/10/42 254,504
200,000 (a),(e) VNDO Trust 2016-350P, Series 2016 350P 3 .903 01/10/35 197,974
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,799,813) 4,631,263
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3649238 MUNICIPAL BONDS - 18.7% 3649238
ALASKA - 0.8%
150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7 .500 10/01/52 157,668
TOTAL ALASKA 157,668
CALIFORNIA - 6.0%
200,000 City And County Of San Francisco, California, Taxable General
Obligation Bonds (Social Bonds-Affordable Housing, 2019)
Series 2021A
2 .684 06/15/40 153,337
250,000 San Francisco City & County Public Utilities Commission
Wastewater Revenue, California,
4 .655 10/01/27 253,594
250,000 San Francisco City and County, California, Affordable Housing
Social Bonds, General Obligation Tax Bonds, Series 2025D
5 .770 06/15/45 258,449
250,000 San Jose Financing Authority, California, Lease Revenue Bonds,
Convention Center Refunding Project, Taxable, Series 2022A
4 .662 05/01/37 246,291
250,000 San Luis Obispo County Financing Authority, California,
Revenue Bonds, Nacimiento Water Project, Series 2007B
5 .571 09/01/40 261,683
TOTAL CALIFORNIA 1,173,354
ILLINOIS - 0.3%
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4 .000 12/01/28 49,977
TOTAL ILLINOIS 49,977
IOWA - 1.3%
250,000 (a) Iowa Finance Authority 7 .000 11/01/27 253,354
TOTAL IOWA 253,354
MASSACHUSETTS - 0.8%
170,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 161,711
TOTAL MASSACHUSETTS 161,711

Portfolio of Investments October 31, 2025
(continued)
Core Impact Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 0.4%
$ 100,000 University of Michigan, General Revenue Bonds, Taxable Green
Series 2022B
3 .504% 04/01/52 $ 76,143
TOTAL MICHIGAN 76,143
NEW HAMPSHIRE - 3.9%
500,000 National Finance Authority, New Hampshire, Revenue Bonds,
Abilene Christian University Taxable Series 2024B
5 .775 11/01/54 499,753
250,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Taxable Series
2025B
5 .876 12/01/35 268,197
TOTAL NEW HAMPSHIRE 767,950
NEW YORK - 2.1%
250,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5 .094 10/01/49 240,744
150,000 United Nations Development Corporation, New York, Revenue
Bonds, Taxable Series 2025A
6 .536 08/01/55 161,096
TOTAL NEW YORK 401,840
OHIO - 0.5%
95,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010E
6 .270 02/15/50 99,913
TOTAL OHIO 99,913
PENNSYLVANIA - 1.3%
250,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5 .226 09/01/40 254,532
TOTAL PENNSYLVANIA 254,532
WISCONSIN - 1.3%
250,000 Public Finance Authority, Wisconsin, Revenue Bonds, Bluehub
Loan Fund Issue, Series 2024A
5 .292 07/01/29 252,796
TOTAL WISCONSIN 252,796
TOTAL MUNICIPAL BONDS
(Cost $3,557,880) 3,649,238
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1586082 SOVEREIGN DEBT - 8.1% 1586082
CANADA - 3.9%
500,000 Export Development Canada 4 .750 06/05/34 524,533
250,000 (a) OMERS Finance Trust 3 .500 04/19/32 240,285
TOTAL CANADA 764,818
DOMINICAN REPUBLIC - 0.8%
150,000 (a) Dominican Republic International Bond 6 .600 06/01/36 158,160
TOTAL DOMINICAN REPUBLIC 158,160
NETHERLANDS - 2.3%
200,000 (a) Nederlandse Waterschapsbank NV 4 .000 06/01/28 201,307
250,000 (a) Nederlandse Waterschapsbank NV 4 .500 01/16/30 256,629
TOTAL NETHERLANDS 457,936
SWEDEN - 1.1%
200,000 (a) Kommuninvest I Sverige AB 4 .625 09/29/28 205,168
TOTAL SWEDEN 205,168
TOTAL SOVEREIGN DEBT
(Cost $1,540,629) 1,586,082

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
205730 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1% 205730
$ 63,000 United States Treasury Note/Bond 4 .750% 05/15/55 $ 63,827
140,000 United States Treasury Note/Bond 4 .750 08/15/55 141,903
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $204,674) 205,730
TOTAL LONG-TERM INVESTMENTS
(Cost $19,831,865) 19,185,268
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%
183,941 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0% 183,941
184,000 Federal Home Loan Bank Discount Notes 0 .000 11/03/25 183,941
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $183,962) 183,941
TOTAL SHORT-TERM INVESTMENTS
(Cost $183,962) 183,941
TOTAL INVESTMENTS - 99.5%
(Cost $20,015,827) 19,369,209
OTHER ASSETS & LIABILITIES, NET -  0.5% 104,365
NET ASSETS - 100% $ 19,473,574
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,891,137 or 30.4% of Total Investments.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
1.6% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments October 31, 2025
(continued)
Core Impact Bond

Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 846,490 $ – $ 846,490
Corporate Bonds – 8,266,465 – 8,266,465
Mortgage-Backed Securities – 4,631,263 – 4,631,263
Municipal Bonds – 3,649,238 – 3,649,238
Sovereign Debt – 1,586,082 – 1,586,082
U.S. Government and Agency Obligations – 205,730 – 205,730
Short-Term Investments:
U.S. Government and Agency Obligations – 183,941 – 183,941
Total $ – $ 19,369,209 $ – $ 19,369,209

Portfolio of Investments October 31, 2025
Emerging Markets Debt
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.9%
13316596 CORPORATE BONDS - 45.9% (a)
ARGENTINA - 0.5%
$ 140,000 (b) Arcor SAIC 7 .600% 07/31/33 $ 142,380
TOTAL ARGENTINA 142,380
AUSTRALIA - 0.7%
200,000 AngloGold Ashanti Holdings PLC 3 .375 11/01/28 194,092
TOTAL AUSTRALIA 194,092
BRAZIL - 1.1%
115,000 Suzano Netherlands BV 5 .500 01/15/36 114,696
200,000 Vale Overseas Ltd 6 .400 06/28/54 208,359
TOTAL BRAZIL 323,055
CHILE - 6.8%
200,000 (b) Antofagasta PLC 5 .625 05/13/32 207,200
200,000 (b),(c),(d) Banco de Credito e Inversiones SA 7 .500 N/A 210,702
200,000 (b),(d) Banco del Estado de Chile 7 .950 N/A 212,685
200,000 (b) Celulosa Arauco y Constitucion SA 6 .180 05/05/32 207,400
200,000 (b) Cia Cervecerias Unidas SA 3 .350 01/19/32 180,956
200,000 (b) Corp Nacional del Cobre de Chile 5 .625 10/18/43 193,463
200,000 (b) Corp Nacional del Cobre de Chile 3 .000 09/30/29 189,626
200,000 (b) Corp Nacional del Cobre de Chile 3 .700 01/30/50 145,342
200,000 (b) Empresa Nacional del Petroleo 6 .150 05/10/33 211,708
200,000 (b) Sociedad Quimica y Minera de Chile SA 6 .500 11/07/33 215,549
TOTAL CHILE 1,974,631
CHINA - 1.4%
200,000 (b),(c) Lenovo Group Ltd 3 .421 11/02/30 190,981
225,000 (b) Prosus NV 4 .193 01/19/32 216,626
TOTAL CHINA 407,607
GUATEMALA - 0.7%
200,000 (b) Energuate Trust 2 0 6 .350 09/15/35 200,699
TOTAL GUATEMALA 200,699
INDIA - 2.1%
250,000 (b) Indian Railway Finance Corp Ltd 3 .249 02/13/30 238,245
200,000 REC Ltd 4 .625 03/22/28 200,660
200,000 (b) UltraTech Cement Ltd 2 .800 02/16/31 182,965
TOTAL INDIA 621,870
INDONESIA - 3.6%
200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 200,428
200,000 (b) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
6 .530 11/15/28 214,259
200,000 (b) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
5 .450 05/15/30 206,724
200,000 (b) Pertamina Persero PT 6 .500 05/27/41 217,041
200,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 05/21/28 205,345
TOTAL INDONESIA 1,043,797
ISRAEL - 1.3%
200,000 (b) Israel Electric Corp Ltd, Reg S 3 .750 02/22/32 186,921
200,000 (b) Mizrahi Tefahot Bank Ltd, Reg S 3 .077 04/07/31 197,590
TOTAL ISRAEL 384,511
KAZAKHSTAN - 1.0%
300,000 (b) KazMunayGas National Co JSC 5 .750 04/19/47 284,318
TOTAL KAZAKHSTAN 284,318
MALAYSIA - 1.5%
240,000 (b) Petronas Capital Ltd 5 .340 04/03/35 250,615
200,000 (b) Petronas Capital Ltd 2 .480 01/28/32 179,771
TOTAL MALAYSIA 430,386

Portfolio of Investments October 31, 2025
(continued)
Emerging Markets Debt

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO - 9.1%
$ 200,000 (b),(e) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720% 08/11/31 $ 195,176
200,000 (b) Banco Nacional de Comercio Exterior SNC/Cayman Islands 5 .875 05/07/30 207,542
200,000 (b) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8 .450 06/29/38 221,270
200,000 (b) CFE FIBRA E 5 .875 09/23/40 201,040
150,000 Coca-Cola Femsa SAB de CV 5 .100 05/06/35 151,560
200,000 (b) Comision Federal de Electricidad 4 .688 05/15/29 197,928
198,102 (b) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple
7 .250 01/31/41 209,516
200,000 (b) Gruma SAB de CV 5 .761 12/09/54 200,709
200,000 (b),(c) Grupo Aeromexico SAB de CV 8 .625 11/15/31 200,561
200,000 Grupo Televisa SAB 6 .625 01/15/40 183,559
300,000 (b) Mexico City Airport Trust 5 .500 10/31/46 264,811
200,000 (b) Orbia Advance Corp SAB de CV 6 .800 05/13/30 199,868
200,000 Petroleos Mexicanos 5 .950 01/28/31 195,628
TOTAL MEXICO 2,629,168
MOROCCO - 0.7%
200,000 (b) OCP SA 6 .700 03/01/36 215,421
TOTAL MOROCCO 215,421
NIGERIA - 0.7%
200,000 (b) IHS Holding Ltd 7 .875 05/29/30 204,014
TOTAL NIGERIA 204,014
PERU - 1.9%
200,000 (b) Kallpa Generacion SA 5 .500 09/11/35 201,380
200,000 (b) Niagara Energy SAC 5 .746 10/03/34 205,827
200,000 (b) Petroleos del Peru SA 5 .625 06/19/47 144,000
TOTAL PERU 551,207
POLAND - 0.7%
200,000 (b) ORLEN SA 6 .000 01/30/35 211,261
TOTAL POLAND 211,261
SAUDI ARABIA - 0.8%
250,000 (b) Saudi Arabian Oil Co 2 .250 11/24/30 225,660
TOTAL SAUDI ARABIA 225,660
SOUTH AFRICA - 2.7%
200,000 (b) Bidvest Group UK PLC/The 6 .200 09/17/32 202,575
200,000 Sasol Financing USA LLC 5 .500 03/18/31 169,907
200,000 (b) Transnet/South Africa 8 .250 02/06/28 211,392
200,000 (b) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5 .854 05/13/32 209,052
TOTAL SOUTH AFRICA 792,926
SUPRANATIONAL - 1.3%
400,000 (b) Banque Ouest Africaine de Developpement 4 .700 10/22/31 373,441
TOTAL SUPRANATIONAL 373,441
THAILAND - 1.6%
200,000 (b),(c) Bangkok Bank PCL/Hong Kong 5 .650 07/05/34 211,855
250,000 (b) PTTEP Treasury Center Co Ltd 2 .993 01/15/30 237,495
TOTAL THAILAND 449,350
TURKEY - 2.2%
225,000 (b) Turk Telekomunikasyon AS 6 .950 10/07/32 227,495
200,000 (b) Turkcell Iletisim Hizmetleri AS 7 .650 01/24/32 209,543
200,000 (b) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 206,868
TOTAL TURKEY 643,906
UNITED ARAB EMIRATES - 2.8%
250,000 (b) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 235,213
200,000 (b) DP World Ltd/United Arab Emirates 5 .625 09/25/48 200,232
139,838 (b) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 127,042
240,000 (b),(c) MDGH GMTN RSC Ltd 4 .375 11/22/33 238,579
TOTAL UNITED ARAB EMIRATES 801,066

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM - 0.7%
$ 200,000 (b) Standard Chartered PLC 5 .905% 05/14/35 $ 211,830
TOTAL UNITED KINGDOM 211,830
TOTAL CORPORATE BONDS
(Cost $12,559,371) 13,316,596
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14711093 SOVEREIGN DEBT - 51.0%
ANGOLA - 1.0%
300,000 (b) Angolan Government International Bond 8 .750 04/14/32 281,242
TOTAL ANGOLA 281,242
BARBADOS - 0.7%
200,000 (b) Barbados Government International Bond 8 .000 06/26/35 208,000
TOTAL BARBADOS 208,000
BENIN - 0.7%
200,000 (b) Benin Government International Bond 8 .375 01/23/41 213,198
TOTAL BENIN 213,198
BERMUDA - 0.9%
300,000 (b) Bermuda Government International Bond 2 .375 08/20/30 271,350
TOTAL BERMUDA 271,350
BRAZIL - 0.7%
200,000 Brazilian Government International Bond 7 .125 05/13/54 202,600
TOTAL BRAZIL 202,600
CHILE - 1.7%
550,000 Chile Government International Bond 2 .550 07/27/33 476,382
TOTAL CHILE 476,382
COLOMBIA - 1.5%
200,000 Colombia Government International Bond 8 .000 04/20/33 219,940
200,000 Colombia Government International Bond 8 .750 11/14/53 229,190
TOTAL COLOMBIA 449,130
COTE D'IVOIRE - 0.7%
200,000 (b) Ivory Coast Government International Bond 8 .250 01/30/37 212,420
TOTAL COTE D'IVOIRE 212,420
DOMINICAN REPUBLIC - 1.2%
150,000 (b) Dominican Republic International Bond 7 .050 02/03/31 161,340
175,000 (b) Dominican Republic International Bond 5 .875 10/28/35 174,641
TOTAL DOMINICAN REPUBLIC 335,981
EGYPT - 1.6%
200,000 (b) Egypt Government International Bond 8 .625 02/04/30 214,287
250,000 (b) Egypt Government International Bond 7 .053 01/15/32 248,787
TOTAL EGYPT 463,074
GHANA - 0.9%
300,000 (b) Ghana Government International Bond 5 .000 07/03/35 258,180
TOTAL GHANA 258,180
HUNGARY - 2.9%
200,000 (b) Hungary Government International Bond 5 .250 06/16/29 204,285
200,000 (b) Hungary Government International Bond 6 .250 09/22/32 215,452
200,000 (b) Hungary Government International Bond 5 .500 03/26/36 201,906
200,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 206,992
TOTAL HUNGARY 828,635
INDIA - 0.7%
200,000 (b) Export-Import Bank of India 3 .250 01/15/30 190,817
TOTAL INDIA 190,817
KAZAKHSTAN - 2.1%
200,000 (b) Baiterek National Managing Holding JSC 5 .450 05/08/28 203,734
200,000 (b) Development Bank of Kazakhstan JSC 5 .500 04/15/27 202,498
200,000 (b) Kazakhstan Government International Bond 4 .412 10/28/30 198,300
TOTAL KAZAKHSTAN 604,532

Portfolio of Investments October 31, 2025
(continued)
Emerging Markets Debt

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO - 3.9%
$ 250,000 (b) Eagle Funding Luxco Sarl 5 .500% 08/17/30 $ 253,975
250,000 Mexico Government International Bond 4 .280 08/14/41 204,637
250,000 Mexico Government International Bond 3 .500 02/12/34 216,812
200,000 Mexico Government International Bond 6 .338 05/04/53 198,450
250,000 Mexico Government International Bond 6 .400 05/07/54 249,984
TOTAL MEXICO 1,123,858
NIGERIA - 2.4%
200,000 (b) Nigeria Government International Bond 9 .625 06/09/31 218,009
500,000 (b) Nigeria Government International Bond 7 .375 09/28/33 483,056
TOTAL NIGERIA 701,065
OMAN - 2.0%
200,000 (b),(c) Oman Government International Bond 6 .500 03/08/47 219,561
350,000 (b) Oman Sovereign Sukuk Co 4 .525 04/17/33 349,999
TOTAL OMAN 569,560
PANAMA - 2.1%
500,000 Panama Government International Bond 2 .252 09/29/32 410,050
200,000 (c) Panama Government International Bond 6 .400 02/14/35 210,090
TOTAL PANAMA 620,140
PARAGUAY - 0.7%
200,000 (b) Paraguay Government International Bond 6 .650 03/04/55 215,310
TOTAL PARAGUAY 215,310
PERU - 2.4%
250,000 (b) Fondo MIVIVIENDA SA 4 .625 04/12/27 251,459
225,000 Peruvian Government International Bond 2 .783 01/23/31 207,799
225,000 Peruvian Government International Bond 5 .375 02/08/35 230,965
TOTAL PERU 690,223
PHILIPPINES - 2.8%
675,000 Philippine Government International Bond 1 .950 01/06/32 587,621
200,000 Philippine Government International Bond 5 .900 02/04/50 213,880
TOTAL PHILIPPINES 801,501
POLAND - 3.2%
400,000 (b) Bank Gospodarstwa Krajowego 5 .375 05/22/33 417,100
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 138,007
75,000 Republic of Poland Government International Bond 5 .125 09/18/34 77,042
75,000 Republic of Poland Government International Bond 5 .500 03/18/54 73,930
200,000 Republic of Poland Government International Bond 4 .875 02/12/30 206,145
TOTAL POLAND 912,224
QATAR - 1.1%
310,000 (b) Qatar Government International Bond 5 .103 04/23/48 310,784
TOTAL QATAR 310,784
ROMANIA - 3.0%
270,000 (b) Romanian Government International Bond 4 .000 02/14/51 186,222
120,000 (b) Romanian Government International Bond 3 .625 03/27/32 108,150
50,000 (b) Romanian Government International Bond 7 .125 01/17/33 53,932
102,000 (b) Romanian Government International Bond 5 .875 01/30/29 104,967
250,000 (b) Romanian Government International Bond 6 .375 01/30/34 256,843
150,000 (b) Romanian Government International Bond 5 .750 03/24/35 146,716
TOTAL ROMANIA 856,830
SAUDI ARABIA - 3.4%
250,000 (b) Saudi Government International Bond 4 .500 10/26/46 221,002
300,000 (b) Saudi Government International Bond 3 .625 03/04/28 296,858
325,000 (b) Saudi Government International Bond 2 .250 02/02/33 280,347
200,000 (b) Saudi Government International Bond 5 .750 01/16/54 204,593
TOTAL SAUDI ARABIA 1,002,800
SOUTH AFRICA - 2.8%
550,000 (b) Republic of South Africa Government International Bond 7 .100 11/19/36 591,505
200,000 (b) Republic of South Africa Government International Bond 7 .950 11/19/54 213,865
TOTAL SOUTH AFRICA 805,370

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY - 1.5%
$ 200,000 Turkiye Government International Bond 7 .625% 05/15/34 $ 213,799
200,000 Turkiye Government International Bond 7 .125 07/17/32 208,042
TOTAL TURKEY 421,841
UNITED ARAB EMIRATES - 1.1%
425,000 (b) Abu Dhabi Government International Bond 3 .125 09/30/49 315,022
TOTAL UNITED ARAB EMIRATES 315,022
UZBEKISTAN - 0.8%
250,000 (b) Republic of Uzbekistan International Bond 3 .700 11/25/30 233,264
TOTAL UZBEKISTAN 233,264
ZAMBIA - 0.5%
141,412 (b) Zambia Government International Bond 5 .750 06/30/33 135,760
TOTAL ZAMBIA 135,760
TOTAL SOVEREIGN DEBT
(Cost $13,919,486) 14,711,093
TOTAL LONG-TERM INVESTMENTS
(Cost $26,478,857) 28,027,689
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   5.3%
1,532,234 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
4.060 (g) 1,532,234
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,532,234) 1,532,234
TOTAL INVESTMENTS (Cost $28,011,091) - 102.2% 29,559,923
OTHER ASSETS & LIABILITIES, NET -  (2.2)% (628,840)
NET ASSETS - 100% $ 28,931,083
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $21,833,863 or 73.9% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,481,332.
(d) Perpetual security. Maturity date is not applicable.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.7% of Total Investments.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments October 31, 2025
(continued)
Emerging Markets Debt

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 13,316,596 $ – $ 13,316,596
Sovereign Debt – 14,711,093 – 14,711,093
Investments Purchased with Collateral from Securities
Lending 1,532,234 – – 1,532,234
Total $ 1,532,234 $ 28,027,689 $ – $ 29,559,923

Portfolio of Investments October 31, 2025
High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.8%
14,984 COMMON STOCKS - 0.1% 14,984
TELECOMMUNICATION SERVICES - 0.1%
905 Altice France Lux 3 $ 14,984
TOTAL TELECOMMUNICATION SERVICES 14,984
TOTAL COMMON STOCKS
(Cost $15,439) 14,984
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
17715268 CORPORATE BONDS - 96.7% (a) 17715268
AUTOMOBILES & COMPONENTS - 3.4%
$ 35,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750% 02/15/30 36,284
125,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 118,977
200,000 (b) IHO Verwaltungs GmbH 8 .000 11/15/32 208,530
55,000 (b) Phinia Inc 6 .750 04/15/29 56,739
150,000 (b) ZF North America Capital Inc 6 .750 04/23/30 142,788
70,000 (b) ZF North America Capital Inc 7 .500 03/24/31 67,311
TOTAL AUTOMOBILES & COMPONENTS 630,629
CAPITAL GOODS - 6.9%
70,000 (b) AECOM 6 .000 08/01/33 71,838
200,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 206,417
100,000 (b) Alta Equipment Group Inc 9 .000 06/01/29 90,612
60,000 (b) Camelot Return Merger Sub Inc 8 .750 08/01/28 55,465
180,000 (b) Efesto Bidco SpA Efesto US LLC 7 .500 02/15/32 179,718
25,000 (b) Gates Corp/DE 6 .875 07/01/29 25,955
65,000 (b) Herc Holdings Inc 6 .625 06/15/29 67,123
105,000 (b) Herc Holdings Inc 7 .000 06/15/30 109,901
80,000 (b) Masterbrand Inc 7 .000 07/15/32 82,984
40,000 (b) Standard Building Solutions Inc 6 .250 08/01/33 40,790
20,000 (b) TransDigm Inc 6 .875 12/15/30 20,764
100,000 (b) TransDigm Inc 6 .375 03/01/29 102,719
100,000 (b) TransDigm Inc 6 .375 05/31/33 101,933
100,000 (b) Trinity Industries Inc 7 .750 07/15/28 103,650
TOTAL CAPITAL GOODS 1,259,869
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
95,000 (b) AMN Healthcare Inc 6 .500 01/15/31 95,228
80,000 (b) ASGN Inc 4 .625 05/15/28 78,571
70,000 (b) Neptune Bidco US Inc 9 .290 04/15/29 69,125
50,000 (b) RR Donnelley & Sons Co 9 .500 08/01/29 51,266
20,000 (b) Science Applications International Corp 5 .875 11/01/33 19,941
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 314,131
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
80,000 (b) Academy Ltd 6 .000 11/15/27 80,194
75,000 (b) Bath & Body Works Inc 6 .625 10/01/30 77,088
70,000 Kohl's Corp 4 .625 05/01/31 54,243
50,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 48,674
10,000 (b) Macy's Retail Holdings LLC 6 .125 03/15/32 10,048
175,000 (b) Michaels Cos Inc/The 5 .250 05/01/28 163,412
100,000 (b),(c) Michaels Cos Inc/The 7 .875 05/01/29 87,750
55,000 (b) Park River Holdings Inc 8 .000 03/15/31 56,619
20,000 (b) PetSmart Inc / PetSmart Finance Corp 7 .500 09/15/32 19,949
90,000 (b) QXO Building Products Inc 6 .750 04/30/32 93,173
100,000 (b) Staples Inc 10 .750 09/01/29 96,908
15,000 (b) Veritiv Operating Co 10 .500 11/30/30 15,610
50,000 (b) Wayfair LLC 7 .250 10/31/29 51,704
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 855,372
CONSUMER DURABLES & APPAREL - 2.1%
100,000 (b) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500 10/15/29 69,993
80,000 Newell Brands Inc 6 .625 09/15/29 78,237
120,000 (b) S&S Holdings LLC 8 .375 10/01/31 114,639

Portfolio of Investments October 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 20,000 (b) TopBuild Corp 5 .625% 01/31/34 $ 20,081
115,000 (b) Wolverine World Wide Inc 4 .000 08/15/29 105,290
TOTAL CONSUMER DURABLES & APPAREL 388,240
CONSUMER SERVICES - 5.8%
75,000 (b),(c) Caesars Entertainment Inc 6 .000 10/15/32 71,548
90,000 (b) Carnival Corp 5 .875 06/15/31 92,817
80,000 (b) Churchill Downs Inc 5 .750 04/01/30 80,246
95,000 (b) Cinemark USA Inc 7 .000 08/01/32 98,450
115,000 (b) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 110,030
40,000 (b) Life Time Inc 6 .000 11/15/31 40,562
50,000 (b) Light & Wonder International Inc 6 .250 10/01/33 49,779
80,000 (b) Marriott Ownership Resorts Inc 6 .500 10/01/33 78,881
10,000 (b) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 8,379
50,000 MGM Resorts International 6 .125 09/15/29 50,905
200,000 (b),(c) Motion Finco Sarl 8 .375 02/15/32 168,228
50,000 (b) Muvico LLC 15 .000 02/19/29 54,115
20,000 (b) NCL Corp Ltd 5 .875 01/15/31 19,991
30,000 (b) NCL Corp Ltd 6 .250 09/15/33 30,343
50,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 50,771
50,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 50,801
TOTAL CONSUMER SERVICES 1,055,846
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
50,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 50,916
50,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 51,397
60,000 (b),(d) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 60,264
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 162,577
ENERGY - 14.3%
75,000 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 74,892
65,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 65,277
50,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 51,387
50,000 (b) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 50,990
50,000 (b) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 50,894
95,000 (b),(c) Baytex Energy Corp 7 .375 03/15/32 93,545
8,903 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 8,903
80,000 (b) Buckeye Partners LP 6 .750 02/01/30 83,494
30,000 (b) Chord Energy Corp 6 .000 10/01/30 30,071
100,000 (b) Chord Energy Corp 6 .750 03/15/33 102,118
65,000 (b) Civitas Resources Inc 8 .750 07/01/31 66,824
55,000 (b) Civitas Resources Inc 8 .375 07/01/28 56,828
60,000 (b) CNX Resources Corp 7 .250 03/01/32 62,559
50,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 50,726
15,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 15,450
150,000 (b) Harvest Midstream I LP 7 .500 05/15/32 155,449
165,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 161,916
10,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 10,344
30,000 (b) Howard Midstream Energy Partners LLC 6 .625 01/15/34 30,915
100,000 (b) Kinetik Holdings LP 6 .625 12/15/28 102,707
50,000 (b) Kodiak Gas Services LLC 7 .250 02/15/29 51,922
15,000 (b) Kodiak Gas Services LLC 6 .500 10/01/33 15,371
25,000 (b) Kodiak Gas Services LLC 6 .750 10/01/35 25,745
40,000 (b) Matador Resources Co 6 .250 04/15/33 39,941
95,000 (b) Noble Finance II LLC 8 .000 04/15/30 98,595
100,000 (b) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 100,453
20,000 (b),(c) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 21,203
50,000 (b) Rockies Express Pipeline LLC 6 .750 03/15/33 52,332
65,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 67,668
50,000 (b) Sunoco LP 6 .250 07/01/33 51,056

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 50,000 (b) Sunoco LP 5 .625% 03/31/31 $ 50,032
50,000 (b) Sunoco LP 5 .875 03/15/34 49,992
100,000 (b) Talos Production Inc 9 .000 02/01/29 102,818
18,077 (b) Transocean Aquila Ltd 8 .000 09/30/28 18,543
30,000 (b) Transocean International Ltd 7 .875 10/15/32 30,895
33,750 (b) Transocean International Ltd 8 .750 02/15/30 35,415
28,333 (b) Transocean Titan Financing Ltd 8 .375 02/01/28 29,116
130,000 (b) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 134,269
20,000 (b) USA Compression Partners LP / USA Compression Finance
Corp
6 .250 10/01/33 20,077
30,000 (b) Venture Global LNG Inc 8 .125 06/01/28 30,904
160,000 (b),(c) Venture Global LNG Inc 7 .000 01/15/30 161,917
40,000 (b) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 41,898
60,000 (b) Weatherford International Ltd 6 .750 10/15/33 61,318
TOTAL ENERGY 2,616,769
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
55,000 (b) Millrose Properties Inc 6 .375 08/01/30 55,717
60,000 (b) Millrose Properties Inc 6 .250 09/15/32 60,287
35,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 36,669
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 152,673
FINANCIAL SERVICES - 11.5%
55,000 (b) Azorra Finance Ltd 7 .250 01/15/31 57,528
50,000 Block Inc 6 .500 05/15/32 51,878
200,000 (b) Burford Capital Global Finance LLC 7 .500 07/15/33 197,457
55,962 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 50,691
25,437 (b) Compass Group Diversified Holdings LLC 5 .000 01/15/32 22,379
90,000 (b) Encore Capital Group Inc 8 .500 05/15/30 94,774
65,000 (b) Encore Capital Group Inc 6 .625 04/15/31 64,506
95,000 (b) FirstCash Inc 6 .875 03/01/32 98,575
110,000 (b) Freedom Mortgage Holdings LLC 8 .375 04/01/32 114,688
50,000 (b) Freedom Mortgage Holdings LLC 7 .875 04/01/33 51,360
60,000 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 60,220
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 162,145
100,000 (b) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 101,758
230,000 OneMain Finance Corp 6 .625 05/15/29 236,522
20,000 OneMain Finance Corp 6 .125 05/15/30 20,235
45,000 (b) Osaic Holdings Inc 6 .750 08/01/32 46,489
100,000 (b) PennyMac Financial Services Inc 7 .125 11/15/30 104,698
60,000 (b) PennyMac Financial Services Inc 7 .875 12/15/29 63,759
55,000 (b) Rocket Cos Inc 6 .375 08/01/33 57,295
125,000 (b) Starwood Property Trust Inc 6 .000 04/15/30 127,663
60,000 (b) UWM Holdings LLC 6 .625 02/01/30 61,127
150,000 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 144,870
35,000 (b) Walker & Dunlop Inc 6 .625 04/01/33 35,817
80,000 (b) WEX Inc 6 .500 03/15/33 81,813
TOTAL FINANCIAL SERVICES 2,108,247
FOOD, BEVERAGE & TOBACCO - 1.9%
115,000 (b) Darling Ingredients Inc 6 .000 06/15/30 116,230
100,000 (b) Post Holdings Inc 6 .375 03/01/33 101,279
130,000 (b) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 130,438
TOTAL FOOD, BEVERAGE & TOBACCO 347,947
HEALTH CARE EQUIPMENT & SERVICES - 5.9%
125,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 134,754
50,000 (b) CHS/Community Health Systems Inc 9 .750 01/15/34 52,939
95,000 (b) DaVita Inc 4 .625 06/01/30 91,737
100,000 (b) DaVita Inc 6 .875 09/01/32 103,593
90,000 (b) DaVita Inc 6 .750 07/15/33 93,315
30,000 (b) Global Medical Response Inc 7 .375 10/01/32 31,390
130,000 (b) IQVIA Inc 6 .250 06/01/32 135,495
100,000 (b) LifePoint Health Inc 8 .375 02/15/32 107,979

Portfolio of Investments October 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 20,000 (b) Molina Healthcare Inc 6 .250% 01/15/33 $ 20,131
150,000 (b) Prime Healthcare Services Inc 9 .375 09/01/29 157,806
90,000 (b) Radiology Partners Inc 8 .500 07/15/32 93,597
65,000 (b) Team Health Holdings Inc 8 .375 06/30/28 65,695
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,088,431
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
60,000 (b) Coty Inc/HFC Prestige Products Inc/HFC Prestige International
US LLC
6 .625 07/15/30 61,384
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 61,384
INSURANCE - 4.5%
35,000 (b) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 35,895
85,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 86,543
200,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 205,097
10,000 (b) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 10,300
200,000 (b) Ardonagh Finco Ltd 7 .750 02/15/31 209,190
110,000 (b) HUB International Ltd 7 .250 06/15/30 114,840
110,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 113,683
50,000 (b) Ryan Specialty LLC 5 .875 08/01/32 50,834
TOTAL INSURANCE 826,382
MATERIALS - 5.3%
100,000 (b) Arsenal AIC Parent LLC 8 .000 10/01/30 106,235
130,000 (b) Avient Corp 7 .125 08/01/30 133,798
40,000 (b) Avient Corp 6 .250 11/01/31 40,838
60,000 (b) Compass Minerals International Inc 8 .000 07/01/30 62,443
20,000 (b) Methanex US Operations Inc 6 .250 03/15/32 20,345
110,000 (b) Mineral Resources Ltd 8 .000 11/01/27 112,346
120,000 (b) Mineral Resources Ltd 9 .250 10/01/28 125,821
10,000 (b) Mineral Resources Ltd 7 .000 04/01/31 10,353
85,000 (b) Olin Corp 6 .625 04/01/33 84,173
85,000 (b) Qnity Electronics Inc 5 .750 08/15/32 86,499
25,000 (b) Qnity Electronics Inc 6 .250 08/15/33 25,674
50,000 (b),(c) Sealed Air Corp 6 .500 07/15/32 51,740
15,000 (b) Solstice Advanced Materials Inc 5 .625 09/30/33 15,012
100,000 (b) WR Grace Holdings LLC 6 .625 08/15/32 96,587
TOTAL MATERIALS 971,864
MEDIA & ENTERTAINMENT - 9.2%
285,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 257,958
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 84,680
100,000 (b) CSC Holdings LLC 5 .500 04/15/27 92,788
55,000 (b) Directv Financing LLC 8 .875 02/01/30 54,674
120,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 120,006
40,000 (b) DISH Network Corp 11 .750 11/15/27 42,111
65,000 (b) Gray Media Inc 4 .750 10/15/30 46,220
60,000 (b) Gray Media Inc 7 .250 08/15/33 58,744
75,000 (b) McGraw-Hill Education Inc 7 .375 09/01/31 76,969
55,000 (b),(c) Scripps Escrow II Inc 3 .875 01/15/29 49,730
50,000 (b),(c) Sirius XM Radio LLC 3 .875 09/01/31 45,364
200,000 (b) Sunrise FinCo I BV 4 .875 07/15/31 190,532
100,000 (b) Univision Communications Inc 8 .500 07/31/31 102,280
15,000 (b) Univision Communications Inc 9 .375 08/01/32 15,834
75,000 (b) Univision Communications Inc 4 .500 05/01/29 70,490
200,000 (b) Virgin Media Secured Finance PLC 5 .500 05/15/29 196,326
50,000 Warnermedia Holdings Inc 5 .141 03/15/52 38,000
75,000 Warnermedia Holdings Inc 5 .050 03/15/42 60,205
50,000 (c) Warnermedia Holdings Inc 4 .279 03/15/32 45,797
40,000 (b) Ziff Davis Inc 4 .625 10/15/30 37,608
TOTAL MEDIA & ENTERTAINMENT 1,686,316

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
$ 20,000 (b) 1261229 BC Ltd 10 .000% 04/15/32 $ 20,906
125,000 (b) Bausch Health Cos Inc 4 .875 06/01/28 113,750
35,000 (b),(c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 27,237
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 161,893
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
110,000 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 110,796
50,000 (b) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 50,398
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 161,194
SOFTWARE & SERVICES - 2.4%
150,000 (b) Ahead DB Holdings LLC 6 .625 05/01/28 151,107
20,000 (b) CoreWeave Inc 9 .250 06/01/30 20,194
55,000 (b) Fair Isaac Corp 6 .000 05/15/33 55,984
75,000 (b) Open Text Corp 3 .875 12/01/29 70,978
130,000 (b) Rocket Software Inc 9 .000 11/28/28 133,962
TOTAL SOFTWARE & SERVICES 432,225
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
100,000 (b) Imola Merger Corp 4 .750 05/15/29 98,571
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 98,571
TELECOMMUNICATION SERVICES - 5.4%
154,020 (b) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 156,926
35,000 (b) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 34,842
200,000 (b) Holdco II SAS 8 .500 04/15/31 214,653
50,000 (b) Level 3 Financing Inc 4 .875 06/15/29 47,813
40,000 (b) Level 3 Financing Inc 6 .875 06/30/33 40,971
40,000 (b) Level 3 Financing Inc 7 .000 03/31/34 41,096
190,000 (b) Sable International Finance Ltd 7 .125 10/15/32 190,074
50,000 (b) Windstream Services LLC 7 .500 10/15/33 49,910
90,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 91,903
20,000 (b) WULF COMPUTE LLC 7 .750 10/15/30 20,778
102,057 (b),(c) Zayo Group Holdings Inc 9 .250 03/09/30 97,040
TOTAL TELECOMMUNICATION SERVICES 986,006
TRANSPORTATION - 0.7%
60,000 (b) Stonepeak Nile Parent LLC 7 .250 03/15/32 63,455
55,000 (b) XPO Inc 7 .125 06/01/31 57,426
TOTAL TRANSPORTATION 120,881
UTILITIES - 6.7%
55,000 (b) Alpha Generation LLC 6 .250 01/15/34 55,639
200,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 206,000
115,000 (b),(c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 109,300
50,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 50,451
75,000 (b) NRG Energy Inc 6 .000 02/01/33 76,506
60,000 (b) NRG Energy Inc 6 .250 11/01/34 61,776
50,000 (b) NRG Energy Inc 5 .750 01/15/34 50,353
195,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 206,921
45,000 (b) Talen Energy Supply LLC 6 .250 02/01/34 46,145
40,000 (b) Talen Energy Supply LLC 6 .500 02/01/36 41,428
130,000 (b) TerraForm Power Operating LLC 5 .000 01/31/28 129,520
85,000 (b) Vistra Operations Co LLC 7 .750 10/15/31 90,205
40,000 (b),(d) VoltaGrid LLC 7 .375 11/01/30 40,682
20,000 (b) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 20,926
40,000 (b),(c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 41,969
TOTAL UTILITIES 1,227,821
TOTAL CORPORATE BONDS
(Cost $17,321,030) 17,715,268

Portfolio of Investments October 31, 2025
(continued)
High Yield

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
177,650 EXCHANGE-TRADED FUNDS - 1.0% 177,650
8,500 (c) Invesco Senior Loan ETF $ 177,650
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,478) 177,650
TOTAL LONG-TERM INVESTMENTS
(Cost $17,515,947) 17,907,902
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 7.7%
1,417,757 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060%(g) 1,417,757
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,417,757) 1,417,757
TOTAL INVESTMENTS - 105.5%
(Cost $18,933,704) 19,325,659
OTHER ASSETS & LIABILITIES, NET -  (5.5)% (1,010,618)
NET ASSETS - 100% $ 18,315,041
ETF Exchange-Traded Fund
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $16,630,326 or 86.1% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,339,787.
(d) When-issued or delayed delivery security.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.4% of Total Investments.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.

High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 14,984 $ – $ 14,984
Corporate Bonds – 17,715,268 – 17,715,268
Exchange-Traded Funds 177,650 – – 177,650
Investments Purchased with Collateral from Securities
Lending 1,417,757 – – 1,417,757
Total $ 1,595,407 $ 17,730,252 $ – $ 19,325,659

Portfolio of Investments October 31, 2025
Preferred Securities and Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.2%
17937134 CORPORATE BONDS - 96.3% (a) 17937134
AUTOMOBILES & COMPONENTS - 1.6%
$ 300,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 296,948
TOTAL AUTOMOBILES & COMPONENTS 296,948
BANKS - 46.8%
200,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 223,545
200,000 (b),(d),(e) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 213,387
200,000 (b),(d) Banco Santander SA 8 .000 N/A 222,050
200,000 (b),(d) Banco Santander SA 9 .625 N/A 243,869
500,000 (b),(c) Bank of America Corp 6 .625 N/A 520,500
200,000 (c) Bank of Montreal 7 .300 11/26/84 212,872
200,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 201,841
200,000 (b),(d),(e) Barclays PLC 7 .625 N/A 211,521
315,000 (b),(d) Barclays PLC 9 .625 N/A 356,690
300,000 (b),(d),(f) BNP Paribas SA 7 .450 N/A 311,933
275,000 (b),(d),(f) BNP Paribas SA 8 .000 N/A 293,133
235,000 (b),(d),(f) BNP Paribas SA 9 .250 N/A 250,077
200,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 203,682
300,000 (b),(c) Citigroup Inc 7 .625 N/A 313,890
175,000 (b),(c) Citigroup Inc 7 .125 N/A 180,512
180,000 (b),(c) Citigroup Inc 6 .875 N/A 185,467
200,000 (b),(d),(f) Credit Agricole SA 8 .125 N/A 200,932
200,000 (b),(d),(f) Credit Agricole SA 7 .125 N/A 206,124
100,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .271 N/A 102,125
200,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 211,774
200,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 206,822
271,000 (b),(d),(e) HSBC Holdings PLC 6 .950 N/A 285,876
66,000 (b),(c) Huntington Bancshares Inc/OH 6 .250 N/A 65,380
200,000 (b),(d) ING Groep NV 7 .000 N/A 207,443
200,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 208,960
345,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 358,071
200,000 (b),(d) Lloyds Banking Group PLC 8 .000 N/A 216,374
150,000 (b),(c) M&T Bank Corp 5 .125 N/A 149,245
200,000 (b),(d) NatWest Group PLC 8 .125 N/A 225,251
330,000 (b),(d) NatWest Group PLC 6 .000 N/A 330,450
200,000 (b),(d),(f) Nordea Bank Abp 6 .750 N/A 206,427
280,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 284,520
225,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 230,864
220,000 (b),(d),(f) Societe Generale SA 9 .375 N/A 235,720
150,000 (b),(d),(f) Societe Generale SA 10 .000 N/A 165,989
200,000 (b),(d),(f) Standard Chartered PLC 7 .750 N/A 207,298
200,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 202,313
60,000 (b),(c) Truist Financial Corp 5 .100 N/A 60,169
TOTAL BANKS 8,713,096
CAPITAL GOODS - 0.6%
119,000 (b),(c) Air Lease Corp 6 .000 N/A 115,097
TOTAL CAPITAL GOODS 115,097
ENERGY - 10.3%
300,000 (c) Enbridge Inc 7 .625 01/15/83 325,047
300,000 (c) Enbridge Inc 8 .500 01/15/84 344,921
24,000 (b),(c) Energy Transfer LP 6 .625 N/A 23,963
101,000 (b),(c) Energy Transfer LP 7 .125 N/A 103,912
89,000 (b),(c) Energy Transfer LP 6 .500 N/A 89,374
75,000 (c) Energy Transfer LP 8 .000 05/15/54 80,064
125,000 (c) Energy Transfer LP 6 .750 02/15/56 125,387
109,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 116,604
145,000 (b),(c),(f) Sunoco LP 7 .875 N/A 147,247
300,000 (c) Transcanada Trust 5 .500 09/15/79 298,723
180,000 (c) Transcanada Trust 5 .600 03/07/82 177,982

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 93,000 (b),(c),(f) Venture Global LNG Inc 9 .000 % N/A $ 86,924
TOTAL ENERGY 1,920,148
FINANCIAL SERVICES - 13.2%
287,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 301,703
130,000 (b),(c) Ally Financial Inc 4 .700 N/A 127,292
400,000 (h) Credit Suisse Group AG 7 .500 06/11/72 134,000
310,000 (h) Credit Suisse Group AG 7 .500 01/17/72 103,850
200,000 (b),(d) Deutsche Bank AG, Reg S 8 .130 N/A 213,108
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 132,621
125,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 132,471
333,000 (b),(c) Goldman Sachs Group Inc/The 6 .125 N/A 339,533
200,000 (b),(d) Nomura Holdings Inc 7 .000 N/A 207,077
85,000 (b),(c) State Street Corp 6 .700 N/A 88,356
200,000 (b),(d),(f) UBS Group AG 9 .250 N/A 234,204
400,000 (b),(d),(f) UBS Group AG 9 .250 N/A 435,878
TOTAL FINANCIAL SERVICES 2,450,093
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
52,000 (c) CVS Health Corp 6 .750 12/10/54 54,040
100,000 (c) CVS Health Corp 7 .000 03/10/55 105,068
TOTAL HEALTH CARE EQUIPMENT & SERVICES 159,108
INSURANCE - 10.2%
67,000 (c) American National Group Inc 7 .000 12/01/55 68,424
300,000 (c) Assurant Inc 7 .000 03/27/48 308,192
197,000 (c) Corebridge Financial Inc 6 .375 09/15/54 202,830
170,000 (c),(f) Enstar Group Ltd 7 .500 04/01/45 177,629
325,000 (c),(f) MetLife Inc 9 .250 04/08/38 392,132
66,000 (c) MetLife Inc 6 .350 03/15/55 69,977
200,000 (b),(d) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 213,960
130,000 (c) Prudential Financial Inc 6 .500 03/15/54 138,447
340,000 (b),(c),(f) SBL Holdings Inc 6 .500 N/A 326,520
TOTAL INSURANCE 1,898,111
MEDIA & ENTERTAINMENT - 1.6%
293,000 (b),(c),(f) Farm Credit Bank of Texas 7 .750 N/A 306,017
TOTAL MEDIA & ENTERTAINMENT 306,017
TELECOMMUNICATION SERVICES - 2.9%
158,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 166,064
110,000 (c) Rogers Communications Inc 7 .125 04/15/55 117,735
47,000 (c) TELUS Corp 7 .000 10/15/55 50,135
200,000 (c) Vodafone Group PLC 7 .000 04/04/79 211,036
TOTAL TELECOMMUNICATION SERVICES 544,970
UTILITIES - 8.2%
85,000 (c) AES Corp/The 7 .600 01/15/55 86,765
75,000 (c) AES Corp/The 6 .950 07/15/55 72,562
50,000 (c) CMS Energy Corp 6 .500 06/01/55 52,018
52,000 (c) Dominion Energy Inc 7 .000 06/01/54 56,800
49,000 (c) Duke Energy Corp 6 .450 09/01/54 51,806
65,000 (b),(c) Edison International 5 .375 N/A 64,355
70,000 (c) Emera Inc 6 .750 06/15/76 70,334
115,000 (c) Entergy Corp 7 .125 12/01/54 120,820
147,000 (c) EUSHI Finance Inc 7 .625 12/15/54 154,564
172,000 (c) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 186,028
64,000 (c) PG&E Corp 7 .375 03/15/55 65,826
163,000 (c) Sempra 6 .550 04/01/55 166,934
55,000 (c) Sempra 6 .375 04/01/56 56,513
325,000 (b),(c),(f) Vistra Corp 7 .000 N/A 328,221
TOTAL UTILITIES 1,533,546
TOTAL CORPORATE BONDS
(Cost $17,406,802) 17,937,134

Portfolio of Investments October 31, 2025
(continued)
Preferred Securities and Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
541,165 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9% 541,165
$ 540,000 (b) CoBank ACB 6 .450 % N/A $ 541,165
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $529,431) 541,165
TOTAL LONG-TERM INVESTMENTS
(Cost $17,936,233) 18,478,299
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.9%
544,974 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4.060 (j) 544,974
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $544,974) 544,974
TOTAL INVESTMENTS - 102.1%
(Cost $18,481,207) 19,023,273
OTHER ASSETS & LIABILITIES, NET -  (2.1)% (384,178)
NET ASSETS - 100% $ 18,639,095
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
57.6% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 35.5% of Total Investments.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $532,395.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,512,405 or 23.7% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 17,699,284 $ 237,850 $ 17,937,134
U.S. Government and Agency Obligations – 541,165 – 541,165
Investments Purchased with Collateral from Securities
Lending 544,974 – – 544,974
Total $ 544,974 $ 18,240,449 $ 237,850 $ 19,023,273

Portfolio of Investments October 31, 2025
Securitized Credit
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
ASSET-BACKED SECURITIES - 17.0% –
$ 73,381 (a) Alterna Funding III LLC, Series 2024 1A 6 .260% 05/16/39 $ 73,448
76,861 (a) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 76,918
100,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .850 06/20/30 103,725
350,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 1.750%) 6 .367 04/21/35 350,710
150,000 (a) Brex Commercial Charge Card Master Trust, Series 2024 1 6 .680 07/15/27 150,471
97,583 (a) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 3 .100 12/15/50 92,822
327,979 (a) CARS-DB7 LP, Series 2023 1A 5 .750 09/15/53 330,133
350,000 Carvana Auto Receivables Trust 2024-P4, Series 2024 P4 5 .000 02/10/31 355,735
250,000 (a) Domino's Pizza Master Issuer LLC, Series 2025 1A 5 .217 07/25/55 252,821
250,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 1.700%) 5 .979 10/20/38 251,499
100,000 (a) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 101,244
16,165 (a),(b) Gracie Point International Funding, Series 2023 2A, (SOFR90A
+ 2.250%)
6 .606 03/01/27 16,196
100,000 (a) Hertz Vehicle Financing III LP, Series 2021 2A 2 .120 12/27/27 97,512
200,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 197,197
82,086 (a) Hilton Grand Vacations Trust 2019-A, Series 2019 AA 2 .340 07/25/33 81,575
58,464 (a) Hilton Grand Vacations Trust 2024-2, Series 2024 2A 5 .500 03/25/38 59,646
291,306 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 294,338
100,000 (a) Hotwire Funding LLC, Series 2024 1A 5 .893 06/20/54 101,537
200,000 (a) LAD Auto Receivables Trust 2024-3, Series 2024 3A 4 .740 01/15/30 201,262
199,713 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 202,478
300,000 (a),(b) Magnetite XXXVII Ltd, Series 2023 37A, (TSFR3M + 2.300%) 6 .184 10/20/36 300,015
250,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 252,960
114,475 (a) MVW 2020-1 LLC, Series 2020 1A 1 .740 10/20/37 112,073
500,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A, (TSFR3M +
1.600%)
5 .484 01/20/38 501,244
250,000 (a),(b) OHA Credit Funding 3 LTD, Series 2019 3A 5 .564 01/20/38 252,726
250,000 (a) Onemain Financial Issuance Trust 2025-1, Series 2025 1A 5 .200 07/14/38 252,671
250,000 (a) PenFed Auto Receivables Owner Trust 2022-A, Series 2022 A 4 .830 12/15/28 250,221
250,000 (a) RCKT Trust 2025-PL1, Series 2025 1A 5 .420 07/25/34 249,304
250,000 (a) Regional Management Issuance Trust 2024-2, Series 2024 2 5 .490 12/15/33 252,330
296,375 (a) Store Master Funding I-VII XIV XIX XX XXIV, Series 2023 1A 6 .190 06/20/53 298,253
250,000 (a) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 248,751
260,000 (a) Tesla Auto Lease Trust 2023-B, Series 2023 B 6 .570 08/20/27 260,844
250,000 (a),(b) Texas Debt Capital CLO 2024-I Ltd, Series 2024 1A, (TSFR3M +
1.950%)
5 .807 04/22/37 250,853
250,000 (a) Trinity Rail Leasing L.P, Series 2025 1A 5 .090 10/19/55 249,312
350,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2024 1A 5 .590 05/15/54 351,516
250,000 (a) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 254,022
TOTAL ASSET-BACKED SECURITIES
(Cost $7,653,493) 7,728,362
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
255,997 CORPORATE BONDS - 0.6% 255,997
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
250,000 (a) SBA Tower Trust 6 .599 01/15/28 255,997
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 255,997
TOTAL CORPORATE BONDS
(Cost $254,205) 255,997
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 81.5% –
100,000 (b) BANK 2019-BNK20, Series 2019 BN20 3 .243 09/15/62 91,757
350,000 BANK 2019-BNK22, Series 2019 BN22 3 .210 11/15/62 327,636
300,000 (b) BANK 2019-BNK24, Series 2019 BN24 3 .283 11/15/62 281,139
295,000 (b) BANK 2021-BNK31, Series 2021 BN31 2 .211 02/15/54 256,367
200,000 (b) BANK 2023-BNK46, Series 2023 BNK46 6 .385 08/15/56 215,269
200,000 (b) BANK 2024-BNK48, Series 2024 BNK48 5 .355 10/15/57 203,278

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 72,060 (a),(b) Bayview MSR Opportunity Master Fund Trust 2021-INV4, Series
2021 4
2 .500% 10/25/51 $ 59,919
30,000 (b) BBCMS Mortgage Trust 2023-C20, Series 2023 C20 5 .973 07/15/56 31,622
200,000 BBCMS Mortgage Trust 2024-C24, Series 2024 C24 5 .867 02/15/57 210,754
255,000 Benchmark 2018-B8 Mortgage Trust, Series 2018 B8 4 .232 01/15/52 252,103
500,000 Benchmark 2019-B11 Mortgage Trust, Series 2019 B11 3 .784 05/15/52 452,256
350,000 Benchmark 2019-B12 Mortgage Trust, Series B12 3 .419 08/15/52 326,460
300,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .352 12/15/62 272,221
199,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .714 12/15/72 159,357
200,000 Benchmark 2019-B9 Mortgage Trust, Series B9 4 .016 03/15/52 196,286
105,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3 .100 09/15/48 87,392
300,000 Benchmark 2021-B24 Mortgage Trust, Series 2021 B24 2 .584 03/15/54 269,009
100,000 Benchmark 2021-B28 Mortgage Trust, Series 2021 B28 2 .429 08/15/54 86,624
155,000 (b) Benchmark 2024-V10 Mortgage Trust, Series 2024 V10 5 .725 09/15/57 159,605
200,000 (b) BMO 2022-C3 MORTGAGE TRUST, Series 2022 C3 5 .325 09/15/54 204,732
200,000 (b) BMO 2023-C5 Mortgage Trust, Series 2023 C5 6 .162 06/15/56 211,284
250,000 (b) BMO 2025-C12 Mortgage Trust, Series 2025 C12 6 .195 06/15/58 268,678
219,911 (a),(b) BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP,
(TSFR1M + 1.385%)
5 .417 12/15/38 219,524
250,000 (a),(b) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 1.394%) 5 .426 06/15/36 249,748
569,943 (a) CAMB Commercial Mortgage Trust 2021-CX2, Series 2021
CX2
2 .700 11/10/46 493,166
200,000 (b) CD 2017-CD4 Mortgage Trust, Series 2017 CD4 3 .514 05/10/50 197,549
200,000 (b) Citigroup Commercial Mortgage Trust 2016-C3, Series 2016
C3
3 .366 11/15/49 194,721
295,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .516 05/10/51 251,741
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 3.000%)
7 .183 04/25/42 307,544
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
8 .833 06/25/42 317,069
240,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, Series 2022
R09, (SOFR30A + 4.750%)
8 .933 09/25/42 255,538
315,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
8 .106 12/25/42 331,085
125,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 2.500%)
6 .683 10/25/43 128,134
125,000 (a),(b) Connecticut Avenue Securities Trust 2024-R02, Series 2024
R02, (SOFR30A + 1.800%)
6 .150 02/25/44 126,039
45,000 (b) CSAIL 2017-CX10 Commercial Mortgage Trust, Series 2017
CX10
3 .458 11/15/50 43,665
200,000 CSAIL 2019-C17 Commercial Mortgage Trust, Series 2019 C17 3 .278 09/15/52 180,896
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, Series 2020 C19 2 .971 03/15/53 174,920
250,000 DBJPM 20-C9 Mortgage Trust, Series 2020 C9 1 .926 08/15/53 222,898
27,431 (a) DBWF Mortgage Trust, Series 2015 LCM 2 .998 06/10/34 27,032
200,000 (a),(b) DTP Commercial Mortgage Trust 2023-STE2, Series 2023 STE2 6 .038 01/15/41 205,466
500,000 (a),(b) EQT Trust 2024-EXTR, Series 2024 EXTR 5 .331 07/05/41 511,913
375,770 Fannie Mae Pool, FN MA4701, Series 2022 1 4 .500 08/01/52 367,956
121,945 Fannie Mae Pool, FN MA4842, Series 2022 1 5 .500 12/01/52 123,899
575,240 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 563,100
72,526 Fannie Mae Pool, FN MA4804 4 .000 11/01/52 69,194
424,954 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 405,462
80,269 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 80,250
416,439 Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 416,340
743,634 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 728,171
160,222 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 160,151
766,123 Fannie Mae Pool, FN MA4784 4 .500 10/01/52 750,666
309,991 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 314,540
450,550 Fannie Mae Pool, FN MA5106 5 .000 08/01/53 449,955
958,275 Fannie Mae Pool, FN MA4978 5 .000 04/01/53 957,750
149,716 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 151,774
501,241 Fannie Mae Pool, FN MA5070 4 .500 07/01/53 490,196
76,323 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 77,122
2,079,897 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,107,255

Portfolio of Investments October 31, 2025
(continued)
Securitized Credit

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 378,715 Fannie Mae Pool, FN MA5247 6 .000% 01/01/54 $ 387,757
232,895 Fannie Mae Pool, FN MA5295 6 .000 03/01/54 238,582
855,845 Fannie Mae Pool, FN MA5331 5 .500 04/01/54 865,793
915,069 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 925,706
96,813 Fannie Mae Pool, FN MA4920 6 .000 02/01/53 99,259
499,170 Fannie Mae Pool, FN MA4700, Series 2022 1 4 .000 08/01/52 475,904
126,871 Fannie Mae Pool, FN MA4783 4 .000 10/01/52 120,962
1,380,949 Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,317,403
155,634 Fannie Mae Pool, FN 310210, Series 2022 1 4 .000 05/01/44 151,949
100,040 Fannie Mae Pool, FN CB1301 2 .500 08/01/51 86,154
205,835 Fannie Mae Pool, FN CB2804 2 .500 02/01/52 177,518
226,683 Fannie Mae Pool, FN CB3905 3 .500 06/01/52 209,693
113,872 Fannie Mae Pool, FN FA0197 4 .000 02/01/54 108,502
466,093 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 417,709
69,080 Fannie Mae Pool, FN FS5179 5 .000 06/01/53 69,487
400,065 Fannie Mae Pool, FN MA4655 4 .000 07/01/52 381,417
313,486 Fannie Mae Pool, FN MA4512 2 .500 01/01/52 267,475
345,805 Fannie Mae Pool, FN MA4548 2 .500 02/01/52 295,087
204,462 Fannie Mae Pool, FN MA4578 2 .500 04/01/52 174,514
1,781,419 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 1,588,856
3,132 Fannie Mae Pool, FN MA4600, Series 2022 2 3 .500 05/01/52 2,892
86,914 Fannie Mae Pool, FN FS7299 3 .000 05/01/52 77,941
79,339 Fannie Mae REMICS, Series 2022 18 3 .500 04/25/52 62,552
91,745 (a),(b) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3 .499 10/25/51 76,483
90,831 (a),(b) Flagstar Mortgage Trust 2021-5INV, Series 2021 5INV 3 .340 07/25/51 75,348
276,150 (a),(b) Flagstar Mortgage Trust 2021-8INV, Series 2021 8INV 3 .508 09/25/51 233,025
267,570 Freddie Mac Pool, FR SD8231 4 .500 07/01/52 261,742
1,210,880 Freddie Mac Pool, FR SD8329 5 .000 06/01/53 1,209,905
174,863 Freddie Mac Pool, FR RA9629 5 .500 08/01/53 177,219
36,752 Freddie Mac Pool, FR RA7211, Series 2022 1 4 .000 04/01/52 35,045
550,233 Freddie Mac Pool, FR RA6766 2 .500 02/01/52 474,540
27,719 Freddie Mac REMICS, Series 2020 5017 2 .000 09/25/50 19,260
46,011 Freddie Mac REMICS, Series 2018 4776 4 .000 03/15/48 44,090
36,144 Freddie Mac REMICS, Series 2018 4783 4 .000 04/15/48 34,495
87,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA5, Series 2022
DNA5, (SOFR30A + 4.500%)
8 .683 06/25/42 91,894
285,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022
HQA2, (SOFR30A + 4.000%)
8 .183 07/25/42 299,608
300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA3, Series 2022
HQA3, (SOFR30A + 3.550%)
7 .733 08/25/42 313,898
233,034 Ginnie Mae II Pool, G2 MA8724 4 .500 03/20/53 228,858
57,900 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 58,063
99,319 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 97,678
53,252 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 47,909
302,044 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 279,110
69,148 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 62,174
215,208 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 205,562
106,707 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 74,171
575,000 GS Mortgage Securities Trust 2017-GS6, Series 2017 GS6 3 .638 05/10/50 548,083
45,000 GS Mortgage Securities Trust 2019-GSA1, Series 2019 GSA1 3 .340 11/10/52 42,586
220,475 (a),(b) GS Mortgage-Backed Securities Trust 2021-PJ6, Series 2021
PJ6
2 .500 11/25/51 183,261
83,178 (a),(b) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023
PJ1
3 .500 02/25/53 74,605
75,485 (a),(b) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2 .500 06/25/52 62,744
179,102 (a),(b) J.P. Morgan Mortgage Trust 2021-INV5, Series 2021 INV5 3 .186 12/25/51 151,886
396,554 (a),(b) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3 .000 11/25/52 344,265
210,645 (a),(b) JP Morgan Mortgage Trust 2017-2, Series 2 3 .500 05/25/47 191,709
211,427 (a),(b) JP Morgan Mortgage Trust 2017-5, Series 2017 5 4 .963 10/26/48 211,664
78,082 (a),(b) JP Morgan Mortgage Trust 2018-4, Series 2018 4 3 .500 10/25/48 70,525
225,129 (a),(b) JP MORGAN MORTGAGE TRUST 2018-5, Series 2018 5 3 .500 10/25/48 203,314
235,678 (a),(b) JP Morgan Mortgage Trust 2020-1, Series 2020 1 3 .822 06/25/50 214,087

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 360,196 (a),(b) JP Morgan Mortgage Trust 2020-7, Series 2020 7 3 .000% 01/25/51 $ 314,052
287,185 (a),(b) JP Morgan Mortgage Trust 2021-11, Series 2021 11 2 .500 01/25/52 238,710
22,216 (a),(b) JP Morgan Mortgage Trust 2021-4, Series 2021 4 2 .879 08/25/51 18,175
106,821 (a),(b) JP Morgan Mortgage Trust 2021-7, Series 2021 7 2 .500 11/25/51 88,832
90,009 (a),(b) JP Morgan Mortgage Trust 2021-INV4, Series 2021 INV4 3 .208 01/25/52 73,648
90,139 (a),(b) JP Morgan Mortgage Trust 2021-INV6, Series 2021 INV6 3 .344 04/25/52 74,559
74,109 (a),(b) JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1 3 .250 07/25/52 66,696
250,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C23,
Series 2014 C23
4 .537 09/15/47 242,738
100,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4 .290 03/10/52 95,259
345,000 JPMDB Commercial Mortgage Securities Trust 2016-C2, Series
2016 C2
3 .144 06/15/49 341,764
200,000 (a),(b) KRE Commercial Mortgage Trust 2025-AIP4, Series 2025 AIP4,
(TSFR1M + 1.300%)
5 .332 03/15/42 200,012
100,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3 .524 07/15/52 95,157
71,663 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2021-5,
Series 2021 5
2 .500 08/25/51 59,588
246,116 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2023-1,
Series 2023 1
4 .000 02/25/53 227,987
250,000 (a) Natixis Commercial Mortgage Securities Trust 2019-LVL, Series
2019 LVL
3 .885 08/15/38 242,906
254,022 (a),(b) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 234,682
78,350 (a),(b) Oceanview Mortgage Trust 2022-1, Series 2022 1 4 .500 11/25/52 75,271
400,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 369,460
200,000 (a),(b) ONNI Commerical Mortgage Trust 2024-APT, Series 2024 APT 5 .567 07/15/39 204,087
250,776 (a),(b) RCKT Mortgage Trust 2022-4, Series 2022 4 4 .000 06/25/52 231,684
100,000 (a),(b) SCG Trust 2025-SNIP, Series 2025 SNIP, (TSFR1M + 1.500%) 5 .532 09/15/42 100,290
205,255 (a),(b) Sequoia Mortgage Trust 2020-1, Series 2020 1 3 .852 02/25/50 164,819
69,953 (a),(b) Sequoia Mortgage Trust 2021-4, Series 2021 4 2 .500 06/25/51 58,566
45,000 UBS Commercial Mortgage Trust 2017-C5, Series 2017 C5 3 .474 11/15/50 43,710
250,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 4 .492 06/15/51 243,852
100,000 (a),(b) Verus Securitization Trust 2023-INV1, Series 2023 INV1 7 .467 02/25/68 100,129
165,000 (b) Wells Fargo Commercial Mortgage Trust 2017-C38, Series
2017 C38
3 .917 07/15/50 156,569
90,000 Wells Fargo Commercial Mortgage Trust 2018-C46, Series
2018 C46
4 .382 08/15/51 88,969
100,000 Wells Fargo Commercial Mortgage Trust 2021-C61, Series
2021 C61
2 .861 11/15/54 88,761
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $35,836,968) 37,019,027
TOTAL LONG-TERM INVESTMENTS
(Cost $43,744,666) 45,003,386
OTHER ASSETS & LIABILITIES, NET -  0.9% 416,112
NET ASSETS - 100% $ 45,419,498
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $16,890,662 or 37.5% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments October 31, 2025
(continued)
Securitized Credit

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 7,728,362 $ – $ 7,728,362
Corporate Bonds – 255,997 – 255,997
Mortgage-Backed Securities – 37,019,027 – 37,019,027
Total $ – $ 45,003,386 $ – $ 45,003,386

Portfolio of Investments October 31, 2025
Ultra Short Municipal
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  99.5%
9945000 MUNICIPAL BONDS - 99.5% 9945000
ARIZONA - 1.0%
$ 100,000 (a),(b) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Varibale Rate Demand Obligations,
Series 2015C
3 .900% 01/01/46 $ 100,000
TOTAL ARIZONA 100,000
CALIFORNIA - 6.4%
325,000 (a),(b) California Statewide Communities Development Authority,
Revenue Bonds, Rady Children's Hospital of San Diego,
Variable Rate Revenue Bonds, Series 2008B
3 .000 08/15/47 325,000
315,000 (a),(b) Irvine Ranch Water District, California, Certificates of
Participation, Series 2009S
2 .950 10/01/41 315,000
TOTAL CALIFORNIA 640,000
COLORADO - 5.9%
335,000 (a),(b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Refunding Series 2020A
3 .350 12/01/52 335,000
260,000 (a),(b) Colorado Health Facilities Authority, Revenue Bonds,
Boulder Community Hospital Project, Variable Rate Demand
Obligations Series 2000
3 .230 10/01/30 260,000
TOTAL COLORADO 595,000
CONNECTICUT - 6.7%
335,000 (a),(b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2013A
3 .300 07/01/42 335,000
335,000 (a),(b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
3 .200 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 6.3%
300,000 (a),(b) District of Columbia, Multimodal Revenue Bonds, Carnegie
Endowment for International Peace, Series 2010
3 .200 11/01/45 300,000
335,000 (a),(b) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Series 2010D
3 .320 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 635,000
FLORIDA - 3.0%
300,000 (a),(b) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
3 .230 10/01/42 300,000
TOTAL FLORIDA 300,000
INDIANA - 5.7%
240,000 (a),(b) Indiana Finance Authority, Health System Revenue Bonds,
Sisters of Saint Francis Health Services, Inc. Obligated Group,
Refunding Series 2008J
3 .900 11/01/37 240,000
335,000 (a),(b) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2017C-3
4 .000 07/01/47 335,000
TOTAL INDIANA 575,000
LOUISIANA - 3.4%
335,000 (a),(b) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
4 .000 05/01/43 335,000
TOTAL LOUISIANA 335,000
MARYLAND - 2.0%
200,000 (a),(b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2024B
3 .950 06/01/46 200,000
TOTAL MARYLAND 200,000
MASSACHUSETTS - 3.0%
300,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
3 .500 10/01/42 300,000
TOTAL MASSACHUSETTS 300,000
MICHIGAN - 2.5%
250,000 (a),(b) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022B
3 .150 06/01/46 250,000
TOTAL MICHIGAN 250,000

Portfolio of Investments October 31, 2025
(continued)
Ultra Short Municipal

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 3.0%
$ 300,000 (a),(b) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
3 .750% 03/01/40 $ 300,000
TOTAL MISSOURI 300,000
NEW YORK - 13.4%
335,000 (a),(b) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
3 .800 06/15/48 335,000
335,000 (a),(b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
3 .900 08/01/39 335,000
335,000 (a),(b) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
4 .000 04/01/42 335,000
335,000 (a),(b) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
3 .350 05/15/41 335,000
TOTAL NEW YORK 1,340,000
NORTH CAROLINA - 3.3%
330,000 (a),(b) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2007E - AGM Insured
4 .000 01/15/44 330,000
TOTAL NORTH CAROLINA 330,000
OHIO - 3.4%
335,000 (a),(b) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
4 .000 12/01/54 335,000
TOTAL OHIO 335,000
OREGON - 2.9%
290,000 (a),(b) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
3 .900 06/01/45 290,000
TOTAL OREGON 290,000
PENNSYLVANIA - 3.4%
335,000 (a),(b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
3 .320 12/01/39 335,000
TOTAL PENNSYLVANIA 335,000
TENNESSEE - 3.4%
335,000 (a),(b) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
3 .250 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 8.4%
200,000 (a),(b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Children's
Hospital, Series 2015-3
3 .200 10/01/45 200,000
335,000 (a),(b) Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018C
3 .270 05/15/34 335,000
305,000 (a),(b) Texas State, General Obligation Veterans Bonds, Series 2020 3 .450 12/01/50 305,000
TOTAL TEXAS 840,000
VIRGINIA - 6.0%
355,000 (a),(b) Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Smithsonian Institution, Series 2003B
3 .350 12/01/33 355,000
250,000 (a),(b) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable
Rate Demand Obligations, Series 2003D
3 .150 02/15/38 250,000
TOTAL VIRGINIA 605,000
WASHINGTON - 3.0%
300,000 (a),(b) Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2016VR-1N
3 .200 12/01/46 300,000
TOTAL WASHINGTON 300,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 3.4%
$ 335,000 (a),(b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2009A
3 .220% 05/01/42 $ 335,000
TOTAL WISCONSIN 335,000
TOTAL MUNICIPAL BONDS
(Cost $9,945,000) 9,945,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,945,000) 9,945,000
TOTAL INVESTMENTS - 99.5%
(Cost $9,945,000) 9,945,000
OTHER ASSETS & LIABILITIES, NET -  0.5% 55,000
NET ASSETS - 100% $ 10,000,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,945,000 – 9,945,000
Total $ – $ 9,945,000 $ – $ 9,945,000